UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09477

Voya Variable Insurance Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2016 to June 30, 2016

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2016

Voya Investors Trust
■  VY® BlackRock Inflation Protected Bond Portfolio

Classes ADV, I and S

Voya Variable Insurance Trust
■  VY® Goldman Sachs Bond Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT
voyainvestments.com

TABLE OF CONTENTS

President’s Letter	1
Market Perspective	2
Shareholder Expense Examples	4
Statements of Assets and Liabilities	5
Statements of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Summary Portfolios of Investments	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT’S LETTER

Brexit, and what comes after

Dear Shareholder,

Until mid-June few thought the so-called “Brexit” referendum, on whether the U.K. should leave the European Union (“EU”), would affect anything besides the value of the pound. But the run-up to the vote saw a broad flight to safety with slumping stock prices, heightened currency volatility, rising gold prices and bond yields hitting new lows. Many investors had expected the U.K. to remain in the EU; panic ensued as it became clear Britain had voted to leave, leading to a global sell-off in the financial markets. After a few days the shock waves subsided and markets proved resilient once again. Stocks bounced back and some U.S. indices reached record highs.

The U.S. Federal Reserve Board (“Fed”) decided not to raise interest rates at its June meeting, and cited Brexit uncertainty as one of the factors influencing its decision. Since late June, many investors have assumed the Fed won’t try to raise rates this year. New data, especially a strong jobs report for June, suggest the U.S. economy is strengthening. Though there was no rate increase in July, the case could be building for one later in the year.

We believe that volatility is likely to stay elevated in coming months as investors assess the impacts of separation on the U.K. and euro zone economies, and as the U.S. presidential election claims attention. Still, we believe it’s important to recognize that markets have a strong propensity to take challenges in stride; times of stress such as this call for calm thinking.

You may have seen your portfolio valuations fluctuate and been tempted to change your strategy in hopes of sidestepping potential losses. We believe you should keep focused on achieving your long-term goals; don’t get distracted by trying to avoid near-term losses. Stay well-diversified; if you are concerned about volatility, consult with your investment advisor before taking any actions.

At Voya Investment Management, we seek to be a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
July 25, 2016

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2016

Our new fiscal year started with markets in global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, recovering from sharp losses after China announced in August a 2% devaluation of the yuan. But the recovery was unraveling by year-end. Concerns intensified into February before a dramatic rally left the Index down just 0.70% for the six-months through June 30. But a week earlier the United Kingdom’s vote to leave the European Union (“EU”) sent global markets their most serious test since the financial crisis of 2008. (The Index returned 0.66% for the six-months ended June 30, 2016, measured in U.S. dollars.)

Investor sentiment started 2016 in rather a sour mood and this quickly deteriorated. The Federal Open Market Committee (“FOMC”) on December 16 had announced a 0.25% increase in the federal funds rate as a first step in normalizing policy. FOMC members forecast four additional rate increases in 2016, a prospect condemned by many as unrealistic and even recessionary.

Indeed the economic news out of the U.S. in January did nothing to dispel the fears. The purchasing managers’ index in the manufacturing sector indicated contraction in these industries. Industrial production was falling, as were retail sales. Consumer prices were barely moving. Gross Domestic Product (“GDP”) in the U.S. was estimated to have grown at a scant 0.7% annual rate in the fourth quarter of 2015. Employment was a pocket of strength, but with little apparent spillover to the rest of the economy.

One reason for sluggish headline inflation the world over was falling energy prices, which had resumed their decline in late 2015 and into 2016, driven to repeated multi-year lows by faltering demand and uncontrollable supply. Inflation was practically non-existent and negative bond yields were increasingly common, encouraged and defended by central banks in Europe and Japan, even as the FOMC seemed headed in the opposite direction. To many commentators this “policy divergence” among increasingly powerless central banks, could only end badly.

The general pessimism was exacerbated by events in China, amid fears that the economy was slowing faster than anyone would admit. Rattled by the global market reaction to their clumsy currency devaluation in August, the Chinese authorities were spending about $100bn per month in foreign exchange reserves to steady the yuan. On January 7, China set the yuan sharply lower, suggesting further devaluation. A few days earlier, a new bout of panic in the Chinese stock market triggered a recently introduced circuit-breaker, which was then quickly abandoned as counter-productive. Perceptions of incompetence were rife, straining investor confidence even more.

Exactly why many markets hit bottom on February 11, by which point the Index was down over 12% for the fiscal year, is not clear. At around this time, FOMC Chair Yellen reiterated expectations for gradual tightening and downplayed recession risks. And by May, FOMC officials were talking about two to three rate increases in 2016, starting soon, as faint U.S. GDP growth in late 2015 and early 2016 would soon improve and employment was nearly full. China set a GDP growth target of 6.5% to 7.0% for 2016 and hinted that the yuan had fallen far enough. China’s foreign exchange reserves stabilized. Major oil producing nations failed to agree to curtail oil production, and the market shrugged it off; the price of a barrel of oil soared 84% between February 11 and June 30.

A surprisingly weak U.S. employment report on June 3 put paid to the prospects of a rate increase that month. But worse was to come. On June 23, the British electorate voted to leave the EU. The strident voices of anti-globalization in other EU countries were likely to demand a referendum of their own. The potential disintegration of the world’s largest trading block had alarming implications for global demand and investment. An initial 6% drop in the Index was mostly reversed by month end. But no one was under any illusion that fair value had now been struck.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) added 5.31% in the first half of the fiscal year, the Barclays U.S. Treasury Bond sub-index added almost the same: 5.37%. The Barclays U.S. Corporate Investment Grade Bond sub-index rose 7.68%, while the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) soared 9.06%, having been down 5.16% on February 11.

U.S. equities, represented by the S&P 500® Index including dividends, gained 3.84% for the six-months through June, paced by the more defensive telecoms 24.85% and utilities 23.41%. The worst performing sector was financials, down 3.05%. In total, S&P 500® earnings per share suffered their fourth consecutive year-over-year decline in the first quarter of 2016.

In currencies, the dollar ultimately suffered from reduced expectations for U.S. interest rate increases and a growing skepticism about the effectiveness of euro zone and Japanese quantitative easing. The dollar lost 2.23% against the euro over the six-months, 14.56% against the yen, but advanced 9.71% against the pound as first the possibility and then the reality of Britain’s exit from the EU emerged.

In international markets, the MSCI Japan® Index slumped 19.47% in the six-months through June, as the yen rose sharply, threatening yen-denominated profitability. The MSCI Europe ex UK® Index lost 8.08%, with the financials sector hard hit by the margin-squeezing effect of low interest rates. But the MSCI UK® Index added 6.89%. Its financials also suffered from low interest rates, but its heavily weighted miners and oil companies benefited from recovering commodities prices, while its export intensive companies would see profits rise through the weaker pound.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

BENCHMARK DESCRIPTIONS

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2016*	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2016*
VY® BlackRock Inflation Protected Bond Portfolio
Class ADV	$1,000.00	$1,050.70	1.13%	$5.76	$1,000.00	$1,019.24	1.13%	$5.67
Class I	1,000.00	1,053.30	0.53	2.71	1,000.00	1,022.23	0.53	2.66
Class S	1,000.00	1,051.50	0.78	3.98	1,000.00	1,020.98	0.78	3.92
VY® Goldman Sachs Bond Portfolio	$1,000.00	$1,042.90	0.58%	$2.95	$1,000.00	$1,021.98	0.58%	$2.92

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2016 (UNAUDITED)

		VY® BlackRock Inflation Protected Bond Portfolio	VY® Goldman Sachs Bond Portfolio
ASSETS:
Investments in securities at fair value+*		$558,847,969	$205,417,851
Short-term investments at fair value**		19,299,817	13,249,169
Total investments at fair value		$578,147,786	$218,667,020
Cash		624,000	—
Cash collateral for futures		46,364	2,197,479
Cash pledged for centrally cleared swaps (Note 2)		799,490	—
Cash pledged as collateral for OTC derivatives (Note 2)		810,000	—
Foreign currencies at value***		876,243	53,690
Foreign cash collateral for futures****		—	97,880
Receivables:
Investment securities sold		1,561,394	6,837,704
Investment securities sold on a delayed-delivery or when-issued basis		—	42,128,516
Fund shares sold		536,327	44,271
Dividends		1,154	4,579
Interest		2,759,331	1,205,991
Unrealized appreciation on forward foreign currency contracts		2,080,046	1,120,481
Unrealized appreciation on OTC swap agreements		664,216	—
Variation margin receivable on centrally cleared swaps		29,933	519,299
Prepaid expenses		6,585	1,794
Reimbursement due from manager		—	5,713
Other assets		14,353	1,303
Total assets		588,957,222	272,885,720

LIABILITIES:
Payable for investment securities purchased		2,954,062	2,568,151
Payable for investment securities purchased on a delayed-delivery or when-issued basis		—	52,601,133
Payable for fund shares redeemed		1,100,763	2,160,479
Payable for foreign cash collateral for futures*****		88,151	—
Payable upon receipt of securities loaned		—	1,232,881
Sales commitmentsˆˆ		—	10,550,468
Unrealized depreciation on forward foreign currency contracts		2,288,012	1,039,208
Unrealized depreciation on OTC swap agreements		1,066,527	—
Variation margin payable on centrally cleared swaps		—	452,788
Cash received as collateral for OTC derivatives (Note 2)		1,320,000	—
Payable for investment management fees		224,809	77,851
Payable for distribution and shareholder service fees		66,764	—
Payable to trustees under the deferred compensation plan (Note 6)		14,353	1,303
Payable for trustee fees		2,860	954
Other accrued expenses and liabilities		93,019	33,089
Written options, at fair valueˆ		1,495,207	—
Total liabilities		10,714,527	70,718,305
NET ASSETS		$578,242,695	$202,167,415

NET ASSETS WERE COMPRISED OF:
Paid-in capital		$644,811,786	$193,711,445
Undistributed net investment income		3,189,405	6,778,965
Accumulated net realized loss		(79,065,487)	(2,097,695)
Net unrealized appreciation		9,306,991	3,774,700
NET ASSETS		$578,242,695	$202,167,415

+	Including securities loaned at value	$—	$1,207,273
*	Cost of investments in securities	$549,203,743	$201,493,743
**	Cost of short-term investments	$19,299,817	$13,249,169
***	Cost of foreign currencies	$868,720	$55,611
****	Cost of foreign cash collateral for futures	$—	$97,880
*****	Cost of payable for foreign cash collateral for futures	$88,151	$—
ˆ	Premiums received on written options	$2,522,516	$—
ˆˆ	Proceeds from sales commitments	$—	$10,489,375

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® Goldman Sachs Bond Portfolio
Class ADV
Net assets	$53,735,282	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	5,762,030	n/a
Net asset value and redemption price per share	$9.33	n/a

Class I
Net assets	$324,652,328	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	33,536,642	n/a
Net asset value and redemption price per share	$9.68	n/a

Class S
Net assets	$199,855,085	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	20,830,039	n/a
Net asset value and redemption price per share	$9.59	n/a

Portfolio(1)
Net assets	n/a	$202,167,415
Shares authorized	n/a	unlimited
Par value	n/a	$0.001
Shares outstanding	n/a	19,344,422
Net asset value and redemption price per share	n/a	$10.45

(1)	Portfolio does not have a share class designation

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2016 (UNAUDITED)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® Goldman Sachs Bond Portfolio
INVESTMENT INCOME:
Dividends	$28,322	$25,515
Interest	4,134,613 (1)	2,628,527
Securities lending income, net	—	3,427
Total investment income	4,162,935	2,657,469
EXPENSES:
Investment management fees	1,471,600	468,889
Distribution and shareholder service fees:
Class ADV	187,969	—
Class S	246,540	—
Transfer agent fees	550	481
Shareholder reporting expense	20,020	7,280
Registration fees	—	18,869
Professional fees	29,120	18,412
Custody and accounting expense	68,250	104,890
Trustee fees	8,578	2,862
Offering expense	—	5,705
Miscellaneous expense	15,453	8,698
Total expenses	2,048,080	636,086
Net waived and reimbursed fees	(140,630)	(83,861)
Net expenses	1,907,450	552,225
Net investment income	2,255,485	2,105,244
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(3,771,516)	(272,205)
Foreign currency related transactions	(1,045,150)	(699,325)
Futures	2,158,913	192,506
Swaps	(3,356,990)	(552,901)
Written options	2,557,147	—
Net realized loss	(3,457,596)	(1,331,925)
Net change in unrealized appreciation (depreciation) on:
Investments	29,726,124	7,468,290
Foreign currency related transactions	718,568	149,127
Futures	502,626	294,688
Swaps	54,411	(562,197)
Written options	(714,607)	—
Sales commitments	—	(61,093)
Net change in unrealized appreciation (depreciation)	30,287,122	7,288,815
Net realized and unrealized gain	26,829,526	5,956,890
Increase in net assets resulting from operations	$29,085,011	$8,062,134

(1)	Includes amortization of bond premiums and deflationary adjustments for U.S. Treasury and Foreign Government Inflation Bonds. Please refer to Note 2 for additional details regarding inflationary and deflationary adjustments to interest income for VY® BlackRock Inflation Protected Bond Portfolio.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY® BlackRock Inflation Protected Bond Portfolio		VY® Goldman Sachs Bond Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	February 20, 2015(1) to December 31, 2015
FROM OPERATIONS:
Net investment income (loss)	$2,255,485	$(87,200)	$2,105,244	$ 2,971,011
Net realized gain (loss)	(3,457,596)	(9,099,153)	(1,331,925)	936,940
Net change in unrealized appreciation (depreciation)	30,287,122	(5,773,009)	7,288,815	(3,514,115)
Increase (decrease) in net assets resulting from operations	29,085,011	(14,959,362)	8,062,134	393,836

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(642,459)	—	—
Class I	—	(3,883,410)	—	—
Class S	—	(2,222,511)	—	—
Return of capital:
Class ADV	—	(20,331)	—	—
Class I	—	(1,607,540)	—	—
Class S	—	(642,177)	—	—
Total distributions	—	(9,018,428)	—	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	51,011,939	69,871,100	47,091,470	259,113,887
Reinvestment of distributions	—	9,018,428	—	—
	51,011,939	78,889,528	47,091,470	259,113,887
Cost of shares redeemed	(69,987,908)	(244,456,802)	(40,753,539)	(71,740,373)
Net increase (decrease) in net assets resulting from capital share transactions	(18,975,969)	(165,567,274)	6,337,931	187,373,514
Net increase (decrease) in net assets	10,109,042	(189,545,064)	14,400,065	187,767,350

NET ASSETS:
Beginning of year or period	568,133,653	757,678,717	187,767,350	—
End of year or period	$578,242,695	$568,133,653	$202,167,415	$187,767,350
Undistributed net investment income at end of year or period	$3,189,405	$933,920	$6,778,965	$4,673,721

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

Year or period ended	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® BlackRock Inflation Protected Bond Portfolio
Class ADV
06-30-16	8.88	0.02		0.43	0.45	—	—	—	—	—	9.33	5.07	1.27	1.13	1.13	0.32	53,735	46
12-31-15	9.24	(0.05)		(0.22)	(0.27)	0.09	—	0.00 *	0.09	—	8.88	(2.89)	1.30	1.11	1.11	(0.52)	54,750	470
12-31-14	9.15	0.05		0.15	0.20	0.11	—	—	0.11	—	9.24	2.14	1.30	1.11	1.11	0.57	63,936	527
12-31-13	10.74	(0.07	)•	(0.88)	(0.95)	—	0.64	—	0.64	—	9.15	(8.98)	1.29	1.14	1.14	(0.66)	74,204	613
12-31-12	10.73	0.02		0.61	0.63	0.04	0.58	—	0.62	—	10.74	5.95	1.28	1.13	1.13	0.19	102,747	475
12-31-11	10.26	0.14	•	1.01	1.15	0.23	0.45	—	0.68	—	10.73	11.50	1.29	1.13	1.13	1.36	63,860	465
Class I
06-30-16	9.19	0.04	•	0.45	0.49	—	—	—	—	—	9.68	5.33	0.57	0.53	0.53	0.95	324,652	46
12-31-15	9.54	0.01	•	(0.23)	(0.22)	0.08	—	0.05	0.13	—	9.19	(2.35)	0.55	0.51	0.51	0.16	311,110	470
12-31-14	9.42	0.11		0.16	0.27	0.15	—	—	0.15	—	9.54	2.81	0.55	0.51	0.51	1.18	450,442	527
12-31-13	10.97	(0.00	)*	(0.91)	(0.91)	—	0.64	—	0.64	—	9.42	(8.41)	0.54	0.54	0.54	(0.05)	476,969	613
12-31-12	10.91	0.09		0.61	0.70	0.06	0.58	—	0.64	—	10.97	6.56	0.53	0.53	0.53	0.83	508,369	475
12-31-11	10.41	0.26		0.97	1.23	0.28	0.45	—	0.73	—	10.91	12.10	0.54	0.53	0.53	2.45	423,197	465
Class S
06-30-16	9.12	0.03	•	0.44	0.47	—	—	—	—	—	9.59	5.15	0.82	0.78	0.78	0.67	199,855	46
12-31-15	9.48	(0.02)		(0.22)	(0.24)	0.09	—	0.03	0.12	—	9.12	(2.61)	0.80	0.76	0.76	(0.19)	202,274	470
12-31-14	9.37	0.09		0.15	0.24	0.13	—	—	0.13	—	9.48	2.54	0.80	0.76	0.76	0.90	243,300	527
12-31-13	10.94	(0.04	)•	(0.89)	(0.93)	—	0.64	—	0.64	—	9.37	(8.62)	0.79	0.79	0.79	(0.40)	301,374	613
12-31-12	10.90	0.06		0.61	0.67	0.05	0.58	—	0.63	—	10.94	6.26	0.78	0.78	0.78	0.50	587,903	475
12-31-11	10.40	0.20	•	1.01	1.21	0.26	0.45	—	0.71	—	10.90	11.91	0.79	0.78	0.78	1.86	522,743	465
VY® Goldman Sachs Bond Portfolio
06-30-16	10.02	0.11	•	0.32	0.43	—	—	—	—	—	10.45	4.29	0.67	0.58	0.58	2.22	202,167	195
02-20-15(5)–12-31-15	10.00	0.15	•	(0.13)	0.02	—	—	—	—	—	10.02	0.20	0.61	0.58	0.58	1.77	187,767	507

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Investors Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Massachusetts business trust on August 3, 1988. Voya Investors Trust currently consists of twenty-five active separate investment series. The one series included in this report is: VY® BlackRock Inflation Protected Bond Portfolio (“BlackRock Inflation Protected Bond”), a non-diversified series of Voya Investors Trust.

Voya Variable Insurance Trust is registered under the 1940 Act as an open-end management investment company and was organized as a Delaware statutory trust on July 15, 1999. Voya Variable Insurance Trust consists of one active investment series which is included in this report: VY® Goldman Sachs Bond Portfolio (“Goldman Sachs Bond”), a diversified series of Voya Variable Insurance Trust.

Voya Investors Trust and Voya Variable Insurance Trust are collectively referred to as the “Trusts.” BlackRock Inflation Protected Bond and Goldman Sachs Bond are each, a “Portfolio” and collectively, the “Portfolios.” The investment objective of the Portfolios is described in each Portfolio’s Prospectus.

The classes of shares included in this report for BlackRock Inflation Protected Bond are: Adviser (“Class ADV”), Institutional (“Class I”), and Service (“Class S”). Each class has equal rights as to voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable. Goldman Sachs Bond does not have a share class designation.

Directed Services LLC (“DSL”), a Delaware limited liability company and an affiliate of Voya Investments, LLC, serves as the investment adviser to BlackRock Inflation Protected Bond. Voya Investments, LLC (“Voya Investments”), an Arizona limited liability company, serves as the investment adviser to Goldman Sachs Bond. DSL and Voya Investments are collectively referred to as the “Investment Advisers.” Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class, if applicable, of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Advisers responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Advisers or their affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

“Level 2” and unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included following the Portfolios of Investments.

U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.

For the six months ended June 30, 2016, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of their results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.  Distributions to Shareholders. Net investment income dividends and net capital gains distribution, if any, for Goldman Sachs Bond will be declared and paid annually. For BlackRock Inflation Protected Bond, dividends from net investment income, if any, are declared and paid monthly and distributes net capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

shall be made until the capital loss carryforwards have been fully utilized or expired.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, market interest rates in the United States are at or near historic lows, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a portfolio that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and other countries outside of the European Union) is implementing similar requirements, which will affect a Portfolio when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Portfolio to new kinds of costs and risks.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

At June 30, 2016, the maximum amount of loss that BlackRock Inflation Protected Bond and Goldman Sachs Bond would incur if the counterparties to their derivative transactions failed to perform would be $5,778,992 and $1,120,481, respectively, which represents the gross payments to be received by the Portfolios on purchased options, forward foreign currency contracts, and OTC interest rate and inflation-linked swaps were they to be unwound as of June 30, 2016. At June 30, 2016, certain counterparties had pledged $1,320,000 in cash collateral to BlackRock Inflation Protected Bond . There was no cash

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

collateral pledged to Goldman Sachs Bond by any counterparty as June 30, 2016.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between a Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

At June 30, 2016, BlackRock Inflation Protected Bond and Goldman Sachs Bond had a liability position of $4,842,065 and $1,039,208, respectively, on open OTC interest rate and inflation-linked swaps, forward foreign currency contracts and written options with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2016, the Portfolios could have been required to pay this amount in cash to its counterparties. At June 30, 2016, BlackRock Inflation Protected Bond had pledged $810,000 in cash collateral for open OTC derivative transactions. At June 30, 2016, Goldman Sachs Bond did not pledge any cash collateral for its open OTC derivative transactions.

H.  Forward Foreign Currency Contracts. A Portfolio may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the Portfolios of Investments.

For the six months ended June 30, 2016, BlackRock Inflation Protected Bond and Goldman Sachs Bond had entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolios use forward foreign currency contracts primarily to protect its non-U.S. dollar-denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return.

During the six months ended June 30, 2016, BlackRock Inflation Protected Bond and Goldman Sachs Bond had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below. Please refer to the tables following each respective Summary Portfolio of Investments for open forward foreign currency contracts at June 30, 2016.

	Buy	Sell
BlackRock Inflation Protected Bond	$754,162,600	$69,525,111
Goldman Sachs Bond	138,733,856	44,892,722

I.  Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when a Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following the Portfolios of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolios of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

At June 30, 2016, BlackRock Inflation Protected Bond has pledged U.S. Treasury Inflation Indexed Protected Securities with a original par value of $937,000 with the broker as collateral for open futures contracts. The security has been footnoted as pledged in the Portfolios of Investments.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the six months ended June 30, 2016, BlackRock Inflation Protected Bond and Goldman Sachs Bond had purchased and sold futures contracts on various bonds and notes as part of their duration strategy.

During the six months ended June 30, 2016, BlackRock Inflation Protected Bond and Goldman Sachs Bond had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables following each respective Summary Portfolio of Investments for open futures contracts at June 30, 2016.

	Purchased	Sold
BlackRock Inflation Protected Bond	$160,304,899	$188,678,350
Goldman Sachs Bond	40,206,916	10,359,558

J.  Options Contracts. The Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that a Portfolio give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that a Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a Portfolio pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the six months ended June 30, 2016, BlackRock Inflation Protected Bond had purchased and written options on exchange-traded futures contracts to manage its duration strategy and to generate income. There were no open or written options on exchange-trade futures contracts at June 30, 2016.

During the six months ended June 30, 2016, BlackRock Inflation Protected Bond had purchased and written options on foreign currencies to manage its foreign exchange exposure and to generate income. Please refer to the Summary Portfolio of Investments and the tables following for open purchased and written foreign currency options at June 30, 2016.

During the six months ended June 30, 2016, BlackRock Inflation Protected Bond had purchased and written interest rate swaptions to manage its duration strategy and to generate income. Please refer to the Summary Portfolio of Investments and the tables following for open purchased and written interest rate swaptions at June 30, 2016.

During the June 30, 2016, BlackRock Inflation Protected Bond had purchased and written inflation rate caps to manage its inflation strategy and to generate income. Please refer to the Portfolios of Investments and the tables following for open purchased and written inflation rate caps at June 30, 2016.

During the six months ended Goldman Sachs Bond had purchased options on foreign currencies to manage its foreign exchange exposure. There were no open purchased foreign currency options at June 30, 2016.

Please refer to Note 9 for the volume of both purchased and written option activity for both BlackRock Inflation Protected Bond and Goldman Sachs Bond during the six months ended June 30, 2016.

K.  Swap Agreements. The Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index).

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Portfolios may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following the Portfolios of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statements of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Portfolio’s counterparty on the swap agreement becomes the CCP. A Portfolio is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolios of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs. A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity). Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/ moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed following the Summary Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2016, for which a Portfolio is seller of protection are disclosed following the Summary Portfolio of Investments for Goldman Sachs Bond. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the six months ended June 30, 2016, Goldman Sachs Bond had purchased and sold credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Goldman Sachs Bond used CDX swaps to gain additional exposure within various sectors and to hedge the credit risk associated with various sectors within the credit and commercial mortgage-backed securities market. For the period ended June 30, 2016, Goldman Sachs Bond had an average notional amount of $9,933,333 on credit default swaps to buy protection and an average notional amount of $9,650,000 on credit default swaps to sell protection. Please refer to the table following the Summary Portfolio of Investments for open credit default swaps to buy protection at June 30, 2016. There were no open credit default swaps to sell protection at June 30, 2016.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2016, BlackRock Inflation Protected Bond and Goldman Sachs Bond had entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps for BlackRock Inflation Protected Bond and Goldman Sachs Bond were $29,360,000 and $112,827,748, respectively.

For the six months ended June 30, 2016, BlackRock Inflation Protected Bond and Goldman Sachs Bond had entered into interest rate swaps in which they pay a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps for BlackRock Inflation Protected Bond and Goldman Sachs Bond were $42,199,803 and $92,915,139, respectively.

The Portfolios enter into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables following each respective Summary Portfolio of Investments for open interest rate swaps at June 30, 2016.

At June 30, 2016, BlackRock Inflation Protected Bond had posted $799,490 in cash collateral for open centrally cleared interest rate swaps. Goldman Sachs Bond did not post any cash collateral at June 30, 2016.

Inflation-linked Swap Contracts. In an inflation-linked swap, one party pays a fixed interest rate on a notional amount while the other party pays a floating rate linked to

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional amount.

For the six months ended June 30, 2016, BlackRock Inflation Protected Bond had entered into inflation-linked swaps in which they pay a floating rate linked to an inflation index and receive a fixed interest rate (“Long inflation-linked swap”). During the six months ended June 30, 2016, BlackRock Inflation Protected Bond had an average notional amount of $20,575,000 on long inflation-linked swaps. There were no long inflation-linked swaps at June 30, 2016.

For the six months ended June 30, 2016, BlackRock Inflation Protected Bond had entered into inflation-linked swaps in which they pay a fixed interest rate and receive a floating rate linked to an inflation index (“Short inflation-linked swap”). During the six months ended June 30, 2016, BlackRock Inflation Protected Bond had an average notional amount of $267,827,092 on short inflation-linked swaps.

BlackRock Inflation Protected Bond used inflation-linked swaps as part of its inflation strategy. Please refer to the tables following the Summary Portfolio of Investments for open short inflation-linked swaps at June 30, 2016.

L.  Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

M.  Securities Lending. The Portfolios may temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

N.  Offering Costs. Costs incurred with the offering of shares of a Portfolio are deferred and amortized over a twelve month period on a straight-line basis staring at the commencement of operations.

O.  Delayed-Delivery Transactions. Goldman Sachs Bond may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such securities is identified in Goldman Sachs Bond’s Summary Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolio is required to identify liquid assets sufficient to cover the purchase price.

P.  Indemnifications. In the normal course of business, the Trusts may enter into contracts that provide certain indemnifications. The Trusts’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2016, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales
BlackRock Inflation Protected Bond	$66,116,804	$60,552,526
Goldman Sachs Bond	22,503,468	36,229,366

U.S. government securities not included above were as follows:

	Purchases	Sales
BlackRock Inflation Protected Bond	$184,883,165	$213,226,523
Goldman Sachs Bond	359,798,373	357,789,481

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with their respective Investment Adviser. The Investment Advisers have overall responsibility for the management of their respective Portfolios. The Investment Advisers oversee all investment management and portfolio management services for their respective Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of those Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Each Management Agreement compensates each Portfolio’s respective Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
BlackRock Inflation Protected Bond(1)	0.55% on the first $200 million;
0.50% on the next $800 million; and
0.40% on the amount in excess of $1 billion
Goldman Sachs Bond	0.50% on the first $750 million; and
0.48% on assets over $750 million

(1)	DSL has contractually agreed to waive 0.04% of the management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Trusts and the Investment Advisers have entered into sub-advisory agreements with each sub-adviser. These sub-advisers provide investment advice for the Portfolios and are paid by the Investment Advisers based on the average daily net assets of each Portfolio. Subject to such policies as the Board or the Investment Advisers may determine, the sub-advisers manage each Portfolio’s assets in accordance with that Portfolio’s investment objectives, policies, and limitations.

Portfolio	Sub-Adviser
BlackRock Inflation Protected Bond	BlackRock Financial Management, Inc.
Goldman Sachs Bond	Goldman Sachs Asset Management, L.P.

NOTE 5 — DISTRIBUTION AND SERVICE FEE

Voya Investors Trust has entered into a shareholder service plan (the “Plan”) for the Class S shares of BlackRock Inflation Protected Bond. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S shares. Under the Plan, the Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S shares.

Class ADV shares of BlackRock Inflation Protected Bond have a Rule 12b-1 shareholder service and distribution plan. The Portfolio pays the Distributor a shareholder service fee of 0.25% and effective May 1, 2016, a distribution fee of 0.35% of the Portfolio’s average daily net assets attributable to Class ADV shares. Prior to May 1, 2016, the distribution fee on Class ADV shares was 0.50% and the Distributor had contractually agreed to waive a portion of the fee equal to 0.15%, so that the actual fee paid by Class ADV shares of the Portfolio was an annual rate of 0.35%.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2016, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiary/Affiliated Investment Company	Portfolio	Percentage
Voya Institutional Trust Company	BlackRock Inflation Protected Bond	9.92%
Voya Insurance and Annuity Company	BlackRock Inflation Protected Bond	33.60
Voya Retirement Conservative Portfolio	BlackRock Inflation Protected Bond	15.99
Voya Retirement Moderate Portfolio	BlackRock Inflation Protected Bond	18.65
Voya Solution 2025 Portfolio	Goldman Sachs Bond	18.81
Voya Solution Income Portfolio	BlackRock Inflation Protected Bond	8.45
	Goldman Sachs Bond	23.48

Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.

The Portfolios have adopted a deferred compensation plan (the “Plan”), which allows eligible independent trustees, as described in the Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, LLC, in amounts equal to the trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the Plan will not affect net assets of a Portfolio, and will not materially affect a Portfolio’s assets, liabilities

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

Each Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with its respective Portfolio, whereby each Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Maximum Operating Expense Limit (as a percentage of net assets)
BlackRock Inflation Protected Bond	Class ADV: 1.23%
Class I: 0.63%
Class S: 0.88%
Goldman Sachs Bond	0.58%

Each Investment Adviser may, at a later date, recoup from its respective Portfolio for fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2016, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the applicable Investment Adviser, and the related expiration dates, are as follows:

	June 30,
Portfolio	2017	2018	2019	Total
Goldman Sachs Bond	$—	$15,449	$115,335	$130,784

The Expense Limitation Agreement is contractual through May 1, 2017 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective May 20, 2016, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 20, 2016, the aggregate amount was $200,000,000 and the commitment fee was equal to 0.10% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolios did not utilize the line of credit during the six months ended June 30, 2016.

NOTE 9 — PURCHASED AND WRITTEN OPTIONS

Transactions in purchased foreign currency options for BlackRock Inflation Protected Bond during the period ended June 30, 2016 were as follows:

	AUD Notional	CAD Notional	CHF Notional	EUR Notional	GBP Notional	NZD Notional	USD Notional	Cost
Balance at 12/31/2015	—	46,350,000	20,940,000	22,480,000	11,425,000	8,575,000	138,720,000	$ 1,522,756
Options Purchased	53,860,000	15,205,000	7,310,000	164,650,000	94,980,000	41,640,000	286,925,000	4,905,350
Options Terminated in Closing Sell Transactions	(7,650,000)	(15,450,000)	—	—	(38,515,000)	—	(17,350,000)	(999,114)
Options Expired	(30,520,000)	(46,105,000)	(14,620,000)	(141,045,000)	(55,275,000)	(50,215,000)	(344,925,000)	(3,699,995)
Balance at 06/30/2016	15,690,000	—	13,630,000	46,085,000	12,615,000	—	63,370,000	$ 1,728,997

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 9 — PURCHASED AND WRITTEN OPTIONS (continued)

Transactions in purchased interest rate swaptions for BlackRock Inflation Protected Bond during the period ended June 30, 2016 were as follows:

	USD Notional	EUR Notional	Cost
Balance at 12/31/2015	71,852,500	10,100,000	$2,127,495
Options Purchased	8,200,000	—	1,046,131
Options Expired	(66,852,500)	—	(625,353)
Balance at 06/30/2016	13,200,000	10,100,000	$2,548,273

Transactions in purchased inflation rate cap options for BlackRock Inflation Protected Bond period ended June 30, 2016 were as follows:

	USD Notional	Cost
Balance at 12/31/2015	25,320,000	$24,236
Balance at 06/30/2016	25,320,000	$24,236

Transactions in purchased options on exchange-traded futures contracts for BlackRock Inflation Protected Bond during the period ended June 30, 2016 were as follows:

	Number of Contracts	Cost
Balance at 12/31/2015	—	$—
Options Purchased	5,493	2,840,987
Options Terminated in Closing Sell Transactions	(954)	(835,020)
Options Expired	(3,033)	(1,530,671)
Balance at 06/30/2016	1,506	$475,296

Transactions in written foreign currency options for BlackRock Inflation Protected Bond during the period ended June 30, 2016 were as follows:

	AUD Notional	CAD Notional	CHF Notional	EUR Notional	GBP Notional	NZD Notional	USD Notional	Premiums Received
Balance at 12/31/2015	—	46,350,000	7,310,000	12,010,000	3,800,000	8,575,000	66,040,000	$ 948,737
Options Written	45,470,000	30,455,000	—	64,445,000	38,535,000	24,990,000	151,815,000	3,065,097
Options Terminated in Closing Sell Transactions	(37,820,000)	(15,450,000)	—	(10,335,000)	(17,555,000)	—	(39,970,000)	(533,312)
Options Expired	(7,650,000)	(61,355,000)	(7,310,000)	(27,785,000)	(16,150,000)	(33,565,000)	(126,055,000)	(2,399,099)
Balance at 06/30/2016	—	—	—	38,335,000	8,630,000	—	51,830,000	$ 1,081,423

Transactions in written interest rate swaptions for BlackRock Inflation Protected Bond during the period ended June 30, 2016 were as follows:

	EUR Notional	USD Notional	Premiums Received
Balance at 12/31/2015	10,100,000	106,620,000	$2,393,281
Options Written	—	109,600,000	627,202
Options Terminated in Closing Purchase Transactions	—	(68,180,000)	(1,670,447)
Options Expired	—	(38,440,000)	(247,275)
Balance at 06/30/2016	10,100,000	109,600,000	$1,102,761

Transactions in written inflation rate caps for BlackRock Inflation Protected Bond during the period ended June 30, 2016 were as follows:

	EUR Notional	Premiums Received
Balance at 12/31/2015	3,140,000	$217,411
Balance at 06/30/2016	3,140,000	$217,411

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 9 — PURCHASED AND WRITTEN OPTIONS (continued)

Transactions in written options on exchange-traded futures contracts for BlackRock Inflation Protected Bond during the period ended June 30, 2016 were as follows:

	Number of Contracts	Premiums Received
Balance at 12/31/2015	—	$—
Options Written	2,496	328,964
Options Terminated in Closing Purchase Transactions	(347)	(107,979)
Options Expired	(920)	(100,064)
Balance at 06/30/2016	1,229	$120,921

Transactions in purchased foreign currency options for Goldman Sachs Bond during the period ended June 30, 2016 were as follows:

	JPY Notional	Cost
Balance at 12/31/2015		$—
Options Purchased	197,080,000	28,141
Options Terminated in Closing Sell Transactions	(61,660,000)	(10,772)
Options Expired	(135,420,000)	(17,369)
Balance at 06/30/2016	—	$—

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
BlackRock Inflation Protected Bond
Class ADV
6/30/2016	90,887	—	—	(492,239)	(401,352)	830,967	—	—	(4,467,248)	(3,636,281)
12/31/2015	362,010	—	70,953	(1,185,810)	(752,847)	3,305,470	—	662,790	(10,859,486)	(6,891,226)
Class I
6/30/2016	4,256,050	—	—	(4,558,915)	(302,865)	39,807,337	—	—	(42,714,996)	(2,907,659)
12/31/2015	5,658,110	—	575,124	(19,604,285)	(13,371,051)	53,298,007	—	5,490,950	(184,626,794)	(125,837,837)
Class S
6/30/2016	1,099,788	—	—	(2,440,988)	(1,341,200)	10,373,635	—	—	(22,805,664)	(12,432,029)
12/31/2015	1,412,122	—	301,235	(5,210,546)	(3,497,189)	13,267,623	—	2,864,688	(48,970,522)	(32,838,211)
Goldman Sachs Bond
6/30/2016	4,619,153	—	—	(4,011,810)	607,343	47,091,470	—	—	(40,753,539)	6,337,931
2/20/2015(1)– 12/31/2015	25,889,066	—	—	(7,151,987)	18,737,079	259,113,887	—	—	(71,740,373)	187,373,514

(1)	Commencement of operations.

NOTE 11 — SECURITIES LENDING

Under an agreement with BNY, the Portfolios can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of a Portfolio at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to a Portfolio on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.

The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. government or any agency, instrumentality or authority of the U.S. government. The securities purchased with cash

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 11 — SECURITIES LENDING (continued)

collateral received are reflected in the Portfolios of Investments under Securities Lending Collateral.

Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

The following is a summary of Goldman Sachs Bond’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2016:

Goldman Sachs Bond

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Inc.	$866,607	$(866,607)	$—
JP Morgan Clearing Corp	48,474	(48,474)	—
J.P. Morgan Securities LLC	292,193	(292,193)	—
Total	$1,207,273	$(1,207,273)	$—

(1)	Collateral with a fair value of $1,232,881 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the six months ended June 30, 2016. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2015 was as follows:

	Ordinary Income	Return of Capital
BlackRock Inflation Protected Bond	$6,748,380	$2,270,048

The tax-basis components of distributable earnings as of December 31, 2015 were:

	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
			Amount	Character	Expiration
BlackRock Inflation Protected Bond	$—	$(21,121,016)	$(14,925,453)	Short-term	None
			(59,596,106)	Long-term	None
			$(74,521,559)
Goldman Sachs Bond	4,527,875	(3,348,622)	(784,736)	Short-term	None

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state (BlackRock Inflation Protected Bond).

As of June 30, 2016, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2011.

NOTE 13 — SUBSEQUENT EVENTS

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED)

Investment Type Allocation
as of June 30, 2016
(as a percentage of net assets)

U.S. Treasury Obligations	54.0%
Corporate Bonds/Notes	24.3%
U.S. Government Agency Obligations	13.2%
Foreign Government Bonds	4.6%
Purchased Options	0.6%
Assets in Excess of Other Liabilities*	3.3%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 24.3%
		Communications: 1.7%
2,500,000		Cisco Systems, Inc., 1.400%, 02/28/18	$2,523,255	0.4
2,530,000		Comcast Corp., 5.700%, 05/15/18	2,749,328	0.5
4,485,000	#	NBCUniversal Enterprise, Inc., 1.662%, 04/15/18	4,535,165	0.8
			9,807,748	1.7

		Consumer, Cyclical: 2.0%
4,350,000	#	American Honda Finance Corp., 1.600%, 02/16/18	4,392,752	0.8
1,850,000	#	BMW US Capital LLC, 1.500%, 04/11/19	1,859,947	0.3
290,000		Lowe’s Cos, Inc., 1.150%, 04/15/19	290,563	0.0
960,000	#	Nissan Motor Acceptance Corp., 2.000%, 03/08/19	972,011	0.2
885,000		PACCAR Financial Corp., 1.300%, 05/10/19	888,902	0.2
2,900,000		Toyota Motor Credit Corp., 1.550%, 07/13/18	2,928,748	0.5
			11,332,923	2.0

		Consumer, Non-cyclical: 7.8%
6,320,000		Anheuser-Busch InBev Finance, Inc., 1.900%, 02/01/19	6,431,188	1.1
2,000,000	#	BAT International Finance PLC, 1.850%, 06/15/18	2,022,438	0.4
2,900,000		Coca-Cola Co, 1.650%, 11/01/18	2,944,654	0.5
5,700,000		Gilead Sciences, Inc., 1.850%, 09/04/18	5,802,919	1.0
1,595,000		Kimberly-Clark Corp., 1.400%, 02/15/19	1,615,957	0.3
4,835,000		Medtronic, Inc., 1.375%, 04/01/18	4,866,848	0.8
2,900,000		Merck & Co., Inc., 1.100%, 01/31/18	2,916,684	0.5
4,250,000		Pfizer, Inc., 1.500%, 06/15/18	4,293,652	0.8

CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
4,300,000		Philip Morris International, Inc., 1.250%, 11/09/17	$4,316,525	0.8
3,690,000		Philip Morris International, Inc., 1.375%, 02/25/19	3,720,132	0.6
2,900,000		Procter & Gamble Co, 1.600%, 11/15/18	2,962,767	0.5
2,825,000		Sanofi, 1.250%, 04/10/18	2,844,134	0.5
			44,737,898	7.8

		Energy: 0.5%
2,880,000	#	Schlumberger Holdings Corp., 1.900%, 12/21/17	2,899,290	0.5

		Financial: 9.0%
5,700,000	#	AIG Global Funding, 1.650%, 12/15/17	5,726,169	1.0
4,250,000		Bank of America NA, 2.050%, 12/07/18	4,312,407	0.8
5,800,000		Bank of New York Mellon Corp., 1.350%, 03/06/18	5,835,438	1.0
2,500,000		Berkshire Hathaway Finance Corp., 1.300%, 05/15/18	2,516,420	0.4
5,700,000		Branch Banking & Trust Co., 2.300%, 10/15/18	5,844,472	1.0
2,900,000		HSBC USA, Inc., 1.625%, 01/16/18	2,895,485	0.5
5,700,000		JPMorgan Chase & Co., 2.350%, 01/28/19	5,842,716	1.0
5,700,000	#	Metropolitan Life Global Funding I, 1.500%, 01/10/18	5,734,143	1.0
630,000	#	Principal Life Global Funding II, 1.500%, 04/18/19	632,708	0.1
2,500,000		Toronto-Dominion Bank, 1.950%, 01/22/19	2,538,800	0.4
5,700,000		US Bancorp, 1.950%, 11/15/18	5,814,120	1.0
2,765,000		Visa, Inc., 1.200%, 12/14/17	2,782,765	0.5
1,700,000		Wells Fargo & Co., 2.150%, 01/15/19	1,736,198	0.3
			52,211,841	9.0

		Industrial: 0.8%
1,435,000		Caterpillar Financial Services Corp., 1.350%, 05/18/19	1,442,253	0.3
1,300,000		General Electric Co., 1.625%, 04/02/18	1,318,789	0.2
1,935,000	#	Siemens Financieringsmaatschappij NV, 1.450%, 05/25/18	1,950,416	0.3
			4,711,458	0.8

		Technology: 1.3%
5,050,000		Apple, Inc., 1.700%, 02/22/19	5,142,253	0.9

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
2,500,000		Oracle Corp., 1.200%, 10/15/17	$2,509,360	0.4
			7,651,613	1.3

		Utilities: 1.2%
3,700,000		Duke Energy Carolinas LLC, 7.000%, 11/15/18	4,199,289	0.7
2,600,000		Virginia Electric & Power Co., 5.950%, 09/15/17	2,753,637	0.5
			6,952,926	1.2

		Total Corporate Bonds/Notes
		(Cost $139,059,389)	140,305,697	24.3

U.S. TREASURY OBLIGATIONS: 54.0%
		Treasury Inflation Indexed Protected Securities: 54.0%
9,562,504		0.125%, due 07/15/24	9,671,640	1.7
12,481,377		0.375%, due 07/15/23	12,923,267	2.2
8,434,655		0.375%, due 07/15/25	8,694,012	1.5
20,954,458		0.625%, due 01/15/24	21,964,945	3.8
15,414,238		0.625%, due 01/15/26	16,247,269	2.8
20,636,864		0.750%, due 02/15/42	20,740,316	3.6
4,313,132		0.750%, due 02/15/45	4,344,946	0.8
3,882,604		1.000%, due 02/15/46	4,200,061	0.7
2,545,993		1.375%, due 02/15/44	2,950,717	0.5
25,552,898	S	1.750%, due 01/15/28	29,918,355	5.2
18,323,296		2.000%, due 01/15/26	21,584,989	3.7
11,342,347		2.125%, due 02/15/40	14,865,790	2.6
20,934,214		2.125%, due 02/15/41	27,679,637	4.8
14,351,454		2.375%, due 01/15/25	17,156,345	3.0
18,451,359		2.375%, due 01/15/27	22,678,843	3.9
7,366,184		2.500%, due 01/15/29	9,348,483	1.6
3,646,205		3.375%, due 04/15/32	5,348,669	0.9
18,942,308		3.625%, due 04/15/28	26,249,891	4.5
22,221,353		3.875%, due 04/15/29	32,057,057	5.6
3,534,472		0.250%–0.625%, due 01/15/25–02/15/43	3,491,857	0.6

		Total U.S. Treasury Obligations
		(Cost $304,344,060)	312,117,089	54.0

FOREIGN GOVERNMENT BONDS: 4.6%
EUR 6,916,167		Deutsche Bundesrepublik Inflation Linked Bond, 0.100%, 04/15/23	8,271,877	1.4
EUR 605,900		Hellenic Republic Government Bond, 25.050%, 10/15/42	1,950	0.0
EUR 3,519,183		Italy Buoni Poliennali Del Tesoro, 2.600%, 09/15/23	4,573,962	0.8
EUR 879,317	#	Italy Buoni Poliennali Del Tesoro, 1.250%, 09/15/32	1,029,119	0.2
EUR 2,766,351	#	Italy Buoni Poliennali Del Tesoro, 2.350%, 09/15/24	3,530,789	0.6
EUR 992,836		Italy Buoni Poliennali Del Tesoro, 2.100%–2.550%, 09/15/16–09/15/41	1,418,005	0.2
NZD 1,236,000		New Zealand Government Bond, 2.500%, 09/20/35	998,655	0.2

FOREIGN GOVERNMENT BOND: (continued)
NZD 7,848,000		New Zealand Government Bond, 3.000%, 09/20/30	$6,717,421	1.2

		Total Foreign Government Bonds
		(Cost $26,580,122)	26,541,778	4.6

U.S. GOVERNMENT AGENCY OBLIGATIONS: 13.2%
		Federal Home Loan Bank: 1.3%
6,955,000		2.875%, due 09/13/24	7,552,852	1.3

		Federal Home Loan Mortgage Corporation: 4.1%##
8,270,000		1.250%, due 10/02/19	8,370,514	1.4
1,515,000		1.375%, due 05/01/20	1,538,772	0.3
12,960,000		2.375%, due 01/13/22	13,739,038	2.4
			23,648,324	4.1

		Federal National Mortgage Association: 5.9%##
22,885,000		1.750%, due 09/12/19	23,529,670	4.1
10,140,000		1.875%, due 12/28/20	10,491,422	1.8
			34,021,092	5.9

		Other U.S. Agency Obligations: 1.9%
11,230,000		1.300%, due 12/14/18	11,372,149	1.9

		Total U.S. Government Agency Obligations
		(Cost $74,443,370)	76,594,417	13.2

# of Contracts			Value	Percentage of Net Assets

PURCHASED OPTIONS: 0.6%
		Exchange-Traded Options: 0.1%
614	@	90-Day Eurodollar, Strike @ 98.250, Exp. 09/16/16	3,837	0.0
614	@	90-Day Eurodollar, Strike @ 98.750, Exp. 09/16/16	11,513	0.0
278	@	U.S. Treasury 10-Year Note, Strike @ 133.500, Exp. 08/26/16	238,908	0.1
			254,258	0.1

		Options on Currencies: 0.2%
7,845,000	@	Call AUD vs. Put USD, Strike @ 0.748, Exp. 07/20/16 Counterparty: JPMorgan Chase & Co.	55,782	0.0
5,150,000	@	Call EUR vs. Put USD, Strike @ 1.138, Exp. 07/29/16 Counterparty: Deutsche Bank AG	14,976	0.0
3,985,000	@	Call GBP vs. Put JPY, Strike @ 166.000, Exp. 07/14/16 Counterparty: Barclays Bank PLC	2	0.0
11,515,000	@	Call USD vs. Put CAD, Strike @ 1.420, Exp. 11/03/16 Counterparty: Barclays Bank PLC	32,380	0.0

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

# of Contracts			Value	Percentage of Net Assets

PURCHASED OPTIONS: (continued)
		Options on Currencies (continued)
11,515,000	@	Call USD vs. Put CAD, Strike @ 1.315, Exp. 11/03/16 Counterparty: Barclays Bank PLC	$177,635	0.1
11,540,000	@	Call USD vs. Put JPY, Strike @ 110.000, Exp. 08/05/16 Counterparty: HSBC Bank PLC	15,458	0.0
11,515,000	@	Call USD vs. Put MXN, Strike @ 18.290, Exp. 11/03/16 Counterparty: Barclays Bank PLC	442,735	0.1
11,515,000	@	Call USD vs. Put MXN, Strike @ 19.870, Exp. 11/03/16 Counterparty: Barclays Bank PLC	141,564	0.0
7,845,000	@	Put AUD vs. Call USD, Strike @ 0.703, Exp. 07/20/16 Counterparty: JPMorgan Chase & Co.	3,653	0.0
13,630,000	@	Put CHF vs. Call NOK, Strike @ 7.720, Exp. 08/02/16 Counterparty: Deutsche Bank AG	397	0.0
5,170,000	@	Put EUR vs. Call JPY, Strike @ 113.000, Exp. 09/22/16 Counterparty: Deutsche Bank AG	112,690	0.0
10,140,000	@	Put EUR vs. Call USD, Strike @ 1.088, Exp. 11/03/16 Counterparty: BNP Paribas Bank	152,555	0.0
10,335,000	@	Put EUR vs. Call USD, Strike @ 1.105, Exp. 07/08/16 Counterparty: BNP Paribas Bank	40,869	0.0
5,150,000	@	Put EUR vs. Call USD, Strike @ 1.093, Exp. 07/29/16 Counterparty: Deutsche Bank AG	29,131	0.0
10,140,000	@	Put EUR vs. Call USD, Strike @ 1.020, Exp. 11/03/16 Counterparty: BNP Paribas Bank	41,739	0.0
4,315,000	@	Put GBP vs. Call USD, Strike @ 1.310, Exp. 08/29/16 Counterparty: Deutsche Bank AG	89,752	0.0
4,315,000	@	Put GBP vs. Call USD, Strike @ 1.198, Exp. 08/29/16 Counterparty: Deutsche Bank AG	11,549	0.0
5,770,000	@	Put USD vs. Call JPY, Strike @ 97.000, Exp. 08/05/16 Counterparty: HSBC Bank PLC	16,527	0.0
			1,379,394	0.2

PURCHASED OPTIONS: (continued)
		Options on Inflation Rate Caps: 0.0%
7,240,000	@	Inflation Rate Cap on US CPI Urban Consumers NSA (CPURNSA), Portfolio receives maximum of CPURNSA minus 2.000% or $0, Exp. 11/10/16 Counterparty: Deutsche Bank AG	$221	0.0
18,080,000	@	Inflation Rate Cap on US CPI Urban Consumers NSA (CPURNSA), Portfolio receives maximum of CPURNSA minus 2.000% or $0, Exp. 11/06/16 Counterparty: Deutsche Bank AG	339	0.0
			560	0.0

		OTC Interest Rate Swaptions: 0.3%
4,100,000	@	Receive a fixed rate equal to 2.680% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 01/12/21 Counterparty: Deutsche Bank AG	869,162	0.1
4,100,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.680%, Exp. 01/12/21 Counterparty: Deutsche Bank AG	308,914	0.1
5,000,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.000%, Exp. 11/21/17 Counterparty: Barclays Bank PLC	8,902	0.0
10,100,000	@	Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 2.500%, Exp. 06/08/22 Counterparty: Deutsche Bank AG	467,798	0.1
			1,654,776	0.3

		Total Purchased Options
		(Cost $4,776,802)	3,288,988	0.6

		Total Long-Term Investments
		(Cost $549,203,743)	558,847,969	96.7

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.3%
	Mutual Funds: 3.3%
19,299,817	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††
	(Cost $19,299,817)	$19,299,817	3.3

	Total Short-Term Investments
	(Cost $19,299,817)	19,299,817	3.3

	Total Investments in Securities (Cost $568,503,560)	$578,147,786	100.0
	Assets in Excess of Other Liabilities	94,909	0.0
	Net Assets	$578,242,695	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.
S	All or a portion of this security has been identified by the Portfolio to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
EUR	EU Euro
NZD	New Zealand Dollar
Cost for federal income tax purposes is $570,103,502.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$13,064,369
Gross Unrealized Depreciation	(5,020,085)
Net Unrealized Appreciation	$8,044,284

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Purchased Options	$254,258	$3,034,730	$—	$3,288,988
Corporate Bonds/Notes	—	140,305,697	—	140,305,697
U.S. Treasury Obligations	—	312,117,089	—	312,117,089
Foreign Government Bonds	—	26,541,778	—	26,541,778
Short-Term Investments	19,299,817	—	—	19,299,817
U.S. Government Agency Obligations	—	76,594,417	—	76,594,417
Total Investments, at fair value	$19,554,075	$558,593,711	$—	$578,147,786
Other Financial Instruments+
Forward Foreign Currency Contracts	—	2,080,046	—	2,080,046
Futures	1,621,047	—	—	1,621,047
OTC Swaps	—	664,216	—	664,216
Total Assets	$21,175,122	$561,337,973	$—	$582,513,095

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(894,678)	$—	$(894,678)
Forward Foreign Currency Contracts	—	(2,288,012)	—	(2,288,012)
Futures	(1,497,732)	—	—	(1,497,732)
OTC Swaps	—	(1,066,527)	—	(1,066,527)
Written Options	(7,681)	(1,487,526)	—	(1,495,207)
Total Liabilities	$(1,505,413)	$(5,736,743)	$—	$(7,242,156)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2016, the following forward foreign currency contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Bank of America	Australian Dollar	1,122,389	Buy	07/15/16	$630,000	$627,956	$(2,044)
Bank of America	British Pound	870,000	Buy	07/15/16	1,192,161	1,158,306	(33,855)
Bank of America	British Pound	485,000	Buy	07/15/16	706,427	645,723	(60,704)
Bank of America	British Pound	485,000	Buy	07/15/16	659,139	645,722	(13,417)
Bank of America	British Pound	242,500	Buy	07/19/16	32,999,400	33,002,562	3,162
Bank of America	British Pound	485,000	Buy	07/19/16	73,986,750	73,915,683	(71,067)
Bank of America	British Pound	242,500	Buy	07/19/16	33,132,775	33,134,645	1,870
Bank of America	British Pound	970,000	Buy	07/19/16	150,023,207	149,861,216	(161,991)
Bank of America	Japanese Yen	75,761,333	Buy	07/15/16	714,587	733,913	19,326
Bank of America	British Pound	995,000	Buy	07/19/16	156,508,027	156,316,494	(191,533)
Barclays Bank PLC	British Pound	590,450	Buy	07/15/16	770,141	701,235	(68,906)
Barclays Bank PLC	British Pound	507,831	Buy	07/15/16	719,111	676,119	(42,992)
Barclays Bank PLC	Japanese Yen	155,008,572	Buy	07/19/16	995,000	1,172,006	177,006
BNP Paribas Bank	Japanese Yen	76,171,287	Buy	07/19/16	485,000	577,231	92,231
Citigroup, Inc.	British Pound	630,000	Buy	07/15/16	847,539	838,773	(8,766)
Citigroup, Inc.	British Pound	1,685,000	Buy	07/19/16	231,685,983	231,684,786	(1,197)
Citigroup, Inc.	Japanese Yen	62,486,867	Buy	07/19/16	395,000	474,480	79,480
Citigroup, Inc.	Norwegian Krone	5,976,507	Buy	07/01/16	996,507	967,456	(29,051)
Citigroup, Inc.	British Pound	495,000	Buy	07/19/16	78,689,565	78,586,250	(103,315)
Citigroup, Inc.	Australian Dollar	1,110,000	Buy	07/01/16	6,849,836	6,859,174	9,338
Deutsche Bank AG	British Pound	1,300,000	Buy	07/15/16	1,743,365	1,730,803	(12,562)
Deutsche Bank AG	British Pound	630,000	Buy	07/15/16	86,729,580	86,728,190	(1,390)
Deutsche Bank AG	British Pound	1,310,000	Buy	07/15/16	1,744,370	1,744,117	(253)
Deutsche Bank AG	British Pound	630,000	Buy	07/15/16	1,134,416	1,127,494	(6,922)
Deutsche Bank AG	Japanese Yen	85,085,784	Buy	07/15/16	630,000	615,467	(14,533)
Deutsche Bank AG	British Pound	970,000	Buy	07/15/16	1,433,462	1,291,445	(142,017)
Deutsche Bank AG	British Pound	1,400,000	Buy	07/15/16	2,052,369	1,863,941	(188,428)
Deutsche Bank AG	Japanese Yen	72,056,454	Buy	07/19/16	485,000	537,365	52,365
Deutsche Bank AG	New Zealand Dollar	2,065,000	Buy	07/15/16	1,457,539	1,473,547	16,008
Deutsche Bank AG	British Pound	609,105	Buy	07/15/16	769,859	726,103	(43,756)
Deutsche Bank AG	EU Euro	765,000	Buy	07/15/16	607,514	647,993	40,479
Deutsche Bank AG	British Pound	608,772	Buy	07/15/16	765,000	726,196	(38,804)
Deutsche Bank AG	Swiss Franc	1,394,088	Buy	07/15/16	1,450,000	1,428,674	(21,326)
Deutsche Bank AG	EU Euro	1,255,000	Buy	08/02/16	1,397,869	1,394,268	(3,601)
Deutsche Bank AG	Japanese Yen	95,164,539	Buy	07/19/16	590,000	726,445	136,445
Deutsche Bank AG	EU Euro	1,265,000	Buy	08/02/16	1,444,024	1,405,378	(38,646)
Goldman Sachs & Co.	British Pound	495,000	Buy	07/19/16	79,216,379	79,107,960	(108,419)
HSBC Bank PLC	Japanese Yen	149,373,720	Buy	07/15/16	1,080,000	1,089,111	9,111
HSBC Bank PLC	British Pound	630,000	Buy	07/15/16	86,780,610	86,778,725	(1,885)
HSBC Bank PLC	British Pound	485,081	Buy	07/15/16	666,459	645,831	(20,628)
HSBC Bank PLC	British Pound	385,000	Buy	07/19/16	53,831,196	53,822,261	(8,935)
HSBC Bank PLC	EU Euro	1,545,000	Buy	07/15/16	1,228,624	1,308,133	79,509

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
HSBC Bank PLC	Swedish Krona	12,570,109	Buy	07/15/16	$1,465,000	$1,450,084	$(14,916)
HSBC Bank PLC	Japanese Yen	90,615,520	Buy	07/19/16	605,000	677,400	72,400
HSBC Bank PLC	Norwegian Krone	6,989,207	Buy	07/01/16	1,140,000	1,124,942	(15,058)
HSBC Bank PLC	Japanese Yen	88,726,326	Buy	09/26/16	780,000	773,439	(6,561)
Morgan Stanley	EU Euro	100,000	Buy	07/06/16	113,195	110,984	(2,211)
Morgan Stanley	Japanese Yen	149,148,108	Buy	07/15/16	1,080,000	1,086,925	6,925
Morgan Stanley	Australian Dollar	1,868,987	Buy	07/15/16	1,020,000	1,055,296	35,296
Morgan Stanley	British Pound	484,919	Buy	07/15/16	675,898	645,615	(30,283)
Morgan Stanley	British Pound	575,000	Buy	07/15/16	787,444	765,547	(21,897)
Morgan Stanley	British Pound	240,000	Buy	07/15/16	438,238	431,069	(7,169)
Morgan Stanley	Japanese Yen	114,410,150	Buy	07/19/16	840,000	830,045	(9,955)
Morgan Stanley	Australian Dollar	1,955,000	Buy	07/22/16	1,446,367	1,457,044	10,677
Morgan Stanley	Australian Dollar	1,915,000	Buy	07/22/16	1,405,537	1,427,232	21,695
Morgan Stanley	British Pound	385,000	Buy	07/19/16	53,712,239	53,704,456	(7,783)
Morgan Stanley	Japanese Yen	67,701,305	Buy	07/19/16	485,000	495,171	10,171
Morgan Stanley	British Pound	55,900	Buy	07/06/16	81,000	74,419	(6,581)
Morgan Stanley	British Pound	507,169	Buy	07/15/16	722,541	675,238	(47,303)
Morgan Stanley	British Pound	605,000	Buy	07/15/16	857,954	805,489	(52,465)
Morgan Stanley	EU Euro	3,691,000	Buy	07/06/16	4,119,865	4,096,415	(23,450)
Morgan Stanley	Australian Dollar	1,595,000	Buy	07/22/16	1,152,364	1,188,740	36,376
Morgan Stanley	Australian Dollar	1,110,000	Buy	07/01/16	6,845,539	6,855,390	9,851
Morgan Stanley	EU Euro	780,000	Buy	09/26/16	88,836,820	88,842,307	5,487
Standard Chartered PLC	British Pound	1,080,000	Buy	07/15/16	149,026,953	149,021,201	(5,752)
Standard Chartered PLC	Japanese Yen	84,461,227	Buy	07/15/16	630,000	609,416	(20,584)
Standard Chartered PLC	Japanese Yen	69,273,423	Buy	07/19/16	485,000	510,402	25,402
Standard Chartered PLC	Japanese Yen	158,474,259	Buy	07/19/16	990,000	1,207,240	217,240
State Street Bank	New Zealand Dollar	60,000	Buy	07/06/16	43,323	42,835	(488)
UBS AG	Norwegian Krone	1,522,476	Buy	07/01/16	253,493	246,362	(7,131)
							$(552,680)

Bank of America	British Pound	315,114	Sell	07/15/16	$416,400	$419,538	$(3,138)
Bank of America	British Pound	314,886	Sell	07/15/16	417,051	419,236	(2,185)
Bank of America	Australian Dollar	1,945,000	Sell	07/22/16	1,445,952	1,449,591	(3,639)
Bank of America	Australian Dollar	1,945,000	Sell	07/22/16	1,445,555	1,449,591	(4,036)
Bank of America	Australian Dollar	1,915,000	Sell	07/22/16	1,415,692	1,427,232	(11,540)
Bank of America	Japanese Yen	16,094,000	Sell	08/03/16	156,776	155,998	778
Bank of America	Japanese Yen	19,731,000	Sell	07/06/16	177,642	191,083	(13,441)
Barclays Bank PLC	British Pound	507,351	Sell	07/15/16	725,057	675,480	49,577
Barclays Bank PLC	EU Euro	20,976,000	Sell	07/06/16	23,423,270	23,279,974	143,296
BNP Paribas Bank	British Pound	970,000	Sell	07/15/16	1,364,244	1,291,445	72,799
BNP Paribas Bank	Swedish Krona	11,945,804	Sell	07/15/16	1,440,000	1,412,605	27,395
Citigroup, Inc.	EU Euro	20,000	Sell	07/06/16	22,375	22,196	179
Citigroup, Inc.	EU Euro	50,000	Sell	08/03/16	55,514	55,551	(37)
Citigroup, Inc.	EU Euro	80,000	Sell	07/06/16	90,896	88,787	2,109
Deutsche Bank AG	British Pound	630,000	Sell	07/15/16	834,763	838,774	(4,011)
Deutsche Bank AG	British Pound	630,000	Sell	07/15/16	845,762	838,773	6,989
Deutsche Bank AG	British Pound	485,000	Sell	07/15/16	663,003	645,722	17,281
Deutsche Bank AG	British Pound	485,000	Sell	07/15/16	693,990	645,722	48,268
Deutsche Bank AG	British Pound	580,000	Sell	07/15/16	784,082	772,205	11,877
Deutsche Bank AG	British Pound	700,000	Sell	07/15/16	1,030,876	931,971	98,905
Deutsche Bank AG	British Pound	700,000	Sell	07/15/16	1,030,365	931,971	98,394
Deutsche Bank AG	New Zealand Dollar	1,020,000	Sell	07/15/16	719,426	727,853	(8,427)
Deutsche Bank AG	Australian Dollar	1,940,000	Sell	07/22/16	1,434,164	1,445,864	(11,700)
Deutsche Bank AG	EU Euro	1,270,000	Sell	08/02/16	1,443,552	1,410,933	32,619
Goldman Sachs & Co.	British Pound	485,000	Sell	07/15/16	722,817	645,723	77,094
Goldman Sachs & Co.	British Pound	507,649	Sell	07/15/16	722,121	675,878	46,243
Goldman Sachs & Co.	EU Euro	1,265,000	Sell	08/02/16	1,433,816	1,405,378	28,438
HSBC Bank PLC	British Pound	485,081	Sell	07/15/16	670,856	645,830	25,026
HSBC Bank PLC	New Zealand Dollar	2,035,000	Sell	07/15/16	1,421,498	1,452,139	(30,641)
Morgan Stanley	EU Euro	50,000	Sell	07/06/16	56,964	55,492	1,472
Morgan Stanley	Japanese Yen	73,170,570	Sell	07/15/16	714,587	708,816	5,771
Morgan Stanley	EU Euro	25,000	Sell	07/06/16	27,913	27,746	167
Morgan Stanley	EU Euro	17,344,000	Sell	08/03/16	19,270,918	19,269,398	1,520

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Morgan Stanley	EU Euro	34,000	Sell	07/06/16	$38,089	$37,734	$355
Morgan Stanley	Japanese Yen	19,731,000	Sell	07/06/16	177,722	191,084	(13,362)
The Royal Bank of Scotland Group PLC	British Pound	495,303	Sell	07/15/16	713,294	659,440	53,854
The Royal Bank of Scotland Group PLC	British Pound	494,697	Sell	07/15/16	714,680	658,633	56,047
Standard Chartered PLC	British Pound	655,284	Sell	07/15/16	877,462	872,437	5,025
Standard Chartered PLC	British Pound	654,716	Sell	07/15/16	872,398	871,680	718
Standard Chartered PLC	New Zealand Dollar	9,306,000	Sell	08/03/16	6,619,953	6,633,875	(13,922)
Standard Chartered PLC	New Zealand Dollar	9,374,000	Sell	07/06/16	6,320,701	6,692,325	(371,624)
UBS AG	Japanese Yen	39,462,000	Sell	07/06/16	355,921	382,167	(26,246)
Westpac Banking Corp.	Australian Dollar	1,555,000	Sell	07/22/16	1,109,395	1,158,928	(49,533)
							$344,714

At June 30, 2016, the following futures contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	379	09/21/16	$50,401,080	$582,247
U.S. Treasury 5-Year Note	728	09/30/16	88,935,436	1,038,800
			$139,336,516	$1,621,047
Short Contracts
Euro-Bobl 5-Year	(14)	09/08/16	(2,075,685)	(16,630)
Euro-Bund	(65)	09/08/16	(12,055,044)	(168,679)
Long-Term Euro-BTP	(97)	09/08/16	(15,351,426)	(150,183)
U.S. Treasury 2-Year Note	(400)	09/30/16	(87,731,248)	(229,578)
U.S. Treasury Long Bond	(40)	09/21/16	(6,893,750)	(231,264)
U.S. Treasury Ultra 10-Year Note	(27)	09/21/16	(3,933,141)	(132,687)
U.S. Treasury Ultra Long Bond	(49)	09/21/16	(9,132,375)	(568,711)
			$(137,172,669)	$(1,497,732)

At June 30, 2016, the following centrally cleared interest rate swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

	Clearinghouse	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.320%	Chicago Mercantile Exchange	11/30/20	USD 30,010,000	$(436,350)	$(436,873)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.510%	Chicago Mercantile Exchange	01/14/21	USD 9,360,000	(230,221)	(230,386)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.160%	Chicago Mercantile Exchange	11/15/41	USD 3,600,000	(227,336)	(227,419)
				$(893,907)	$(894,678)

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

At June 30, 2016, the following over-the-counter inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index (HICPx) and pay a fixed rate equal to 0.755% Counterparty: Deutsche Bank AG	01/18/21	EUR 4,563,345	$(44,425)	$—	$(44,425)
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.680% Counterparty: Barclays Bank PLC	04/15/17	USD 26,000,000	88,134	—	88,134
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 2.066% Counterparty: Barclays Bank PLC	03/10/18	USD 20,575,000	(752,067)	—	$(752,067)
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.650% Counterparty: Barclays Bank PLC	04/15/18	USD 44,000,000	89,572	—	89,572
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.518% Counterparty: Barclays Bank PLC	12/11/19	USD 15,000,000	(14,122)	—	(14,122)
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.375% Counterparty: Barclays Bank PLC	01/15/20	USD 16,000,000	83,328	—	83,328
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.616% Counterparty: Barclays Bank PLC	04/15/20	USD 7,000,000	893	—	893
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.436% Counterparty: Barclays Bank PLC	01/15/21	USD 28,000,000	99,197	—	99,197
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.627% Counterparty: Citigroup, Inc.	04/15/19	USD 8,500,000	5,603	—	5,603
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.649% Counterparty: Citigroup, Inc.	12/11/21	USD 13,000,000	(117,055)	—	(117,055)
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.515% Counterparty: Citigroup, Inc.	01/15/22	USD 34,000,000	(15,402)	—	(15,402)
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.560% Counterparty: Citigroup, Inc.	01/15/23	USD 37,000,000	(83,133)	—	(83,133)
			$(659,477)	$—	$(659,477)

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

At June 30, 2016, the following over-the-counter interest rate swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.740% Counterparty: Deutsche Bank AG	01/18/21	EUR 4,563,345	$(40,323)	$ —	$(40,323)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.160% Counterparty: Deutsche Bank AG	01/18/26	EUR 4,563,345	142,834	—	142,834
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.180% Counterparty: Deutsche Bank AG	01/18/26	EUR 4,563,345	154,655	—	154,655
			$257,166	$ —	$257,166

At June 30, 2016, the following over-the-counter written inflation rate caps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Reference Entity	Counterparty	Exercise Inflation Rate	Description	Termination Date	Notional Amount	Premiums Received	Fair Value

Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index (HICPx)	Deutsche Bank AG	2.500%	Maximum of HICPx for January 2022 divided by HICPx for January 2012 minus 2.500% or $0. Portfolio receives premium and payment at expiration.	04/26/22	EUR 3,140,000	$217,411	$(1,320)
						$217,411	$(1,320)

At June 30, 2016, the following exchange-traded written options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Fair Value
90-Day Eurodollar	98.50	09/16/16	1,229	$120,921	$(7,681)
				$120,921	$(7,681)

At June 30, 2016, the following over-the-counter written options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Currencies
5,150,000	HSBC Bank PLC	Call EUR vs. Put USD	1.138	EUR	08/02/16	$46,964	$(17,594)
2,585,000	Deutsche Bank AG	Put EUR vs. Call JPY	104.500	EUR	09/22/16	19,536	(14,708)
5,170,000	Deutsche Bank AG	Put EUR vs. Call JPY	108.000	EUR	09/22/16	57,382	(50,669)
20,280,000	BNP Paribas Bank	Put EUR vs. Call USD	1.055	EUR	11/03/16	191,174	(162,344)
5,150,000	HSBC Bank PLC	Put EUR vs. Call USD	1.093	EUR	08/02/16	46,450	(32,622)
8,630,000	Deutsche Bank AG	Put GBP vs. Call USD	1.245	GBP	08/29/16	67,764	(55,902)
23,030,000	Barclays Bank PLC	Call USD vs. Put CAD	1.365	USD	11/03/16	212,504	(155,455)
23,030,000	Barclays Bank PLC	Call USD vs. Put MXN	19.000	USD	11/03/16	402,808	(529,181)
5,770,000	HSBC Bank PLC	Put USD vs. Call JPY	99.000	USD	08/05/16	36,841	(29,330)
			Total Written OTC Options			$1,081,423	$(1,047,805)

At June 30, 2016, the following over-the-counter written interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put OTC Swaption	Deutsche Bank AG	6-month EUR-EURIBOR-Reuters	Pay	4.500%	06/08/22	EUR 10,100,000	$475,559	$(75,896)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.900%	06/07/18	USD 41,800,000	177,271	(88,656)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.100%	01/12/17	USD 26,000,000	242,614	(13,881)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	0.900%	06/07/18	USD 41,800,000	207,317	(259,968)
				Total Written Swaptions			$1,102,761	$(438,401)

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2016 was as follows:

Derivatives not accounted for as hedging instruments Asset Derivatives	Location on Statement of Assets and Liabilities	Fair Value
Foreign exchange contracts	Investments in securities at value*	$1,379,394
Interest rate contracts	Investments in securities at value*	1,909,594
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	2,080,046
Interest rate contracts	Net Assets- Unrealized appreciation**	1,621,047
Interest rate contracts	Unrealized appreciation on OTC swap agreements	664,216
Total Asset Derivatives		$7,654,297
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$2,288,012
Interest rate contracts	Net Assets- Unrealized depreciation**	1,497,732
Interest rate contracts	Net Assets- Unrealized depreciation***	894,678
Interest rate contracts	Unrealized depreciation on OTC swap agreements	1,066,527
Interest rate contracts	Written options, at fair value	447,402
Foreign exchange contracts	Written options, at fair value	1,047,805
Total Liability Derivatives		$7,242,156

*	Includes purchased options.
**	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.
***	Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments. Only current day’s variation margin receivable/payable is shown on the Statement of Assets and Liabiliites.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Foreign exchange contracts	$(2,463,671)	$(1,632,641)	$—	$—	$2,076,048	$(2,020,264)
Interest rate contracts	(1,914,275)	—	2,158,913	(3,356,990)	481,099	(2,631,253)
Total	$(4,377,946)	$(1,632,641)	$2,158,913	$(3,356,990)	$2,557,147	$(4,651,517)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Foreign exchange contracts	$(56,905)	$719,598	$—	$—	$(281,677)	$381,016
Interest rate contracts	1,376	—	502,626	54,411	(432,930)	125,483
Total	$(55,529)	$719,598	$502,626	$54,411	$(714,607)	$506,499

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments.
**	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2016:

	Bank of America	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	HSBC Bank PLC	JPMorgan Chase & Co.	Morgan Stanley	Standard Chartered PLC	State Street Bank	The Royal Bank of Scotland Group PLC	UBS AG	Westpac Banking Corp.	Totals
Assets:
Purchased options	$—	$803,218	$235,163	$—	$1,904,929	$—	$31,985	$59,435	$—	$—	$—	$—	$—	$—	$3,034,730
Forward foreign currency contracts	25,136	369,879	192,425	91,106	559,630	151,775	186,046	—	145,763	248,385	—	109,901	—	—	2,080,046
OTC Inflation-linked swaps	—	361,124	—	5,603	—	—	—	—	—	—	—	—	—	—	366,727
OTC Interest rate swaps	—	—	—	—	297,489	—	—	—	—	—	—	—	—	—	297,489
Total Assets	$25,136	$1,534,221	$427,588	$96,709	$2,762,048	$151,775	$218,031	$59,435	$145,763	$248,385	$—	$109,901	$—	$—	$5,778,992

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

	Bank of America	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	HSBC Bank PLC	JPMorgan Chase & Co.	Morgan Stanley	Standard Chartered PLC	State Street Bank	The Royal Bank of Scotland Group PLC	UBS AG	Westpac Banking Corp.	Totals
Liabilities:
Forward foreign currency contracts	$572,590	$111,898	$—	$142,366	$536,376	$108,419	$98,624	$—	$222,459	$411,882	$488	$—	$33,377	$49,533	2,288,012
OTC Inflation-linked swaps	—	766,189	—	215,590	44,425	—	—	—	—	—	—	—	—	—	1,026,204
OTC Interest rate swaps	—	—	—	—	40,323	—	—	—	—	—	—	—	—	—	40,323
Written options	—	684,636	162,344	—	561,000	—	79,546	—	—	—	—	—	—	—	1,487,526
Total Liabilities	$572,590	$1,562,723	$162,344	$357,956	$1,182,124	$108,419	$178,170	$—	$222,459	$411,882	$488	$—	$33,377	$49,533	$4,842,065
Net OTC derivative instruments by counterparty, at fair value	$(547,454)	$(28,502)	$265,244	$(261,247)	$1,579,924	$43,356	$39,861	$59,435	$(76,696)	$(163,497)	$(488)	$109,901	$(33,377)	$(49,533)	936,927
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$28,502	$—	$—	$(1,320,000)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(1,291,498)
Net Exposure (1) (2)	$(547,454)	$—	$265,244	$(261,247)	$259,924	$43,356	$39,861	$59,435	$(76,696)	$(163,497)	$(488)	$109,901	$(33,377)	$(49,533)	$(354,571)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.
(2)	At June 30, 2016, the Portfolio had pledged $810,000 in cash collateral to Barclays Bank PLC. Excess cash collateral is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED)

Investment Type Allocation
as of June 30, 2016
(as a percentage of net assets)

U.S. Government Agency Obligations	35.2%
Corporate Bonds/Notes	29.2%
U.S. Treasury Obligations	18.2%
Asset-Backed Securities	10.5%
Foreign Government Bonds	5.1%
Collateralized Mortgage Obligations	2.3%
Municipal Bonds	1.1%
Liabilities in Excess of Other Assets*	(1.6)%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 29.2%
		Basic Materials: 0.5%
39,000	#	Glencore Funding LLC, 2.500%, 01/15/19	$37,684	0.0
375,000	#	WR Grace & Co-Conn, 5.125%, 10/01/21	386,250	0.2
500,000		Other Securities	589,591	0.3
			1,013,525	0.5

		Communications: 4.9%
775,000		Amazon.com, Inc., 3.300%, 12/05/21	837,302	0.4
325,000	#	Charter Communications Operating LLC 4.908, 4.908%, 07/23/25	354,854	0.2
25,000	#	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/20	26,163	0.0
500,000	#	DISH DBS Corp., 7.750%, 07/01/26	517,500	0.3
775,000		NBCUniversal Media, LLC, 4.450%, 01/15/43	866,235	0.4
50,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	51,188	0.0
350,000		Telefonica Emisiones SAU, 5.134%, 04/27/20	386,710	0.2
950,000		Telefonica Emisiones SAU, 5.462%, 02/16/21	1,085,076	0.5
1,450,000		Verizon Communications, Inc., 5.150%, 09/15/23	1,691,951	0.9
1,375,000		Verizon Communications, Inc., 2.625%–4.150%, 02/21/20–03/15/24	1,463,420	0.7
2,650,000		Other Securities	2,715,332	1.3
			9,995,731	4.9

CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: 2.5%
1,225,000		CVS Health Corp., 3.375%–3.500%, 07/20/22–08/12/24	$1,308,388	0.6
375,000	#	Dollar Tree, Inc., 5.750%, 03/01/23	400,312	0.2
1,175,000		Ford Motor Credit Co., LLC, 5.875%, 08/02/21	1,349,263	0.7
1,900,000		Other Securities	1,987,892	1.0
			5,045,855	2.5

		Consumer, Non-cyclical: 6.4%
625,000		AbbVie, Inc., 2.300%–3.200%, 05/14/20–05/14/26	637,559	0.3
1,810,000		Actavis Funding SCS, 2.350%–4.850%, 03/12/18–06/15/44	1,863,196	0.9
1,125,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	1,167,023	0.6
925,000		Anheuser-Busch InBev Finance, Inc., 3.650%–4.900%, 02/01/26–02/01/46	1,007,570	0.5
800,000	#	BAT International Finance PLC, 3.950%, 06/15/25	891,757	0.4
475,000	#	Bayer US Finance LLC, 3.000%, 10/08/21	496,442	0.3
700,000	#	EMD Finance LLC, 2.950%, 03/19/22	718,189	0.4
225,000	#	Kraft Heinz Foods Co., 2.800%, 07/02/20	233,886	0.1
325,000	#	Kraft Heinz Foods Co., 3.950%, 07/15/25	354,192	0.2
400,000	#	Kraft Heinz Foods Co., 4.375%, 06/01/46	425,101	0.2
250,000	#	Pernod Ricard SA, 4.450%, 01/15/22	275,823	0.1
1,375,000		Reynolds American, Inc., 4.450%, 06/12/25	1,539,106	0.8
3,125,000		Other Securities	3,305,109	1.6
			12,914,953	6.4

		Energy: 2.3%
725,000		Williams Partners L.P., 3.600%–3.900%, 03/15/22–01/15/25	676,176	0.4
3,960,000		Other Securities(a)	3,881,035	1.9
			4,557,211	2.3

		Financial: 10.1%
675,000	L	Bank of America Corp., 4.000%–6.500%, 04/01/24–10/29/49	721,030	0.4
200,000	#	Credit Suisse AG, 6.500%, 08/08/23	210,050	0.1
306,000	#	GE Capital International Funding Co., 4.418%, 11/15/35	343,952	0.2

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
600,000	#	International Lease Finance Corp., 6.750%, 09/01/16	$603,235	0.3
575,000		Intesa Sanpaolo SpA, 3.875%, 01/16/18	590,168	0.3
375,000	#	Intesa Sanpaolo SpA, 5.017%, 06/26/24	345,200	0.2
1,700,000		KFW, 1.125%, 08/06/18	1,710,933	0.9
775,000		Lloyds Bank PLC, 2.350%, 09/05/19	780,022	0.4
225,000	#	Macquarie Bank Ltd., 6.625%, 04/07/21	260,401	0.1
250,000	#	Meiji Yasuda Life Insurance Co., 5.200%, 10/20/45	274,312	0.1
450,000	#	Mizuho Financial Group, Inc., 2.632%, 04/12/21	458,605	0.2
975,000		Morgan Stanley, 3.700%–5.550%, 10/23/24–12/29/49	1,003,018	0.5
375,000	#	Nationwide Building Society, 3.900%, 07/21/25	401,591	0.2
500,000		Royal Bank of Scotland PLC, 9.500%, 03/16/22	521,181	0.3
200,000		Royal Bank of Scotland PLC, 9.500%, 03/16/22	208,472	0.1
1,025,000	#	Santander UK PLC, 5.000%, 11/07/23	1,055,646	0.5
450,000	#	Sumitomo Mitsui Financial Group, Inc., 4.436%, 04/02/24	482,838	0.2
775,000		Synchrony Financial, 3.000%, 08/15/19	790,862	0.4
175,000	#	Teachers Insurance & Annuity Association of America, 4.900%, 09/15/44	194,892	0.1
225,000	#	UBS Group Funding Jersey Ltd., 3.000%, 04/15/21	229,768	0.1
275,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.750%, 09/17/24	287,308	0.1
8,775,000		Other Securities	8,972,121	4.4
			20,445,605	10.1

		Industrial: 0.8%
600,000	#	Penske Truck Leasing Co. Lp / PTL Finance Corp., 3.375%, 02/01/22	612,701	0.3
200,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/23	202,750	0.1
375,000	#	Sealed Air Corp., 5.250%, 04/01/23	390,000	0.2

CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
344,000		Other Securities	$389,212	0.2
			1,594,663	0.8

		Technology: 1.4%
250,000	#	Hewlett Packard Enterprise Co., 4.900%, 10/15/25	261,803	0.1
700,000	#	NXP BV / NXP Funding LLC, 4.625%, 06/01/23	714,000	0.3
1,825,000		Other Securities	1,950,105	1.0
			2,925,908	1.4

		Utilities: 0.3%
650,000		Other Securities	621,150	0.3

		Total Corporate Bonds/Notes
		(Cost $57,870,212)	59,114,601	29.2

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.3%
987,395		Fannie Mae REMIC Trust 2016-32 FB, 0.953%, 06/25/46	989,326	0.5
650,000	#	FREMF Mortgage Trust 2015-K44 B, 3.811%, 01/25/48	630,098	0.3
1,331,889		GS Mortgage Securities Trust 2007-GG10, 5.988%, 08/10/45	1,371,111	0.7
883,413		WaMu Mortgage Pass-Through Certificates Series 2006-AR9 Trust, 1.437%, 08/25/46	748,392	0.4
EUR 870,289		Other Securities	869,517	0.4

		Total Collateralized Mortgage Obligations
		(Cost $4,678,277)	4,608,444	2.3

MUNICIPAL BONDS: 1.1%
		California: 0.6%
750,000		Other Securities	1,101,179	0.6

		Puerto Rico: 0.5%
50,000		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.375%, 08/01/36	23,291	0.0
1,395,000		Puerto Rico Sales Tax Financing Corp., 5.000%–6.000%, 08/01/37–08/01/43	652,758	0.3
635,000		Other Securities(b)	422,915	0.2
			1,098,964	0.5
		Total Municipal Bonds
		(Cost $2,222,479)	2,200,143	1.1

U.S. TREASURY OBLIGATIONS: 18.2%
		Treasury Inflation Indexed Protected Securities: 4.5%
3,208,624		0.125%, due 04/15/18	3,257,671	1.6
2,255,924		0.625%, due 01/15/24	2,364,712	1.2

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

U.S. TREASURY OBLIGATIONS: (continued)
		Treasury Inflation Indexed Protected Securities: (continued)
3,152,266		0.125%–2.500%, due 04/15/19–01/15/29	$3,396,696	1.7
			9,019,079	4.5

		U.S. Treasury Bonds: 7.1%
1,100,000		3.625%, due 08/15/43	1,420,654	0.7
7,560,000		3.625%, due 02/15/44	9,756,384	4.8
2,790,000		2.000%–3.750%, due 05/15/25–05/15/46	3,152,187	1.6
			14,329,225	7.1

		U.S. Treasury Notes: 6.1%
4,000,000		0.625%, due 06/30/18	4,002,580	2.0
700,000		0.750%, due 12/31/17	701,968	0.3
2,100,000		0.750%, due 01/31/18	2,105,905	1.0
1,660,000		0.750%, due 02/28/18	1,664,734	0.8
1,320,000		0.875%, due 11/30/17	1,325,724	0.7
2,600,000		1.000%, due 12/31/17	2,616,656	1.3
			12,417,567	6.1
		U.S. Treasury STRIP: 0.5%
1,500,000	ˆ	2.170%, due 08/15/36	974,116	0.5

		Total U.S. Treasury Obligations
		(Cost $35,138,959)	36,739,987	18.2

U.S. GOVERNMENT AGENCY OBLIGATIONS: 35.2%
		Federal Home Loan Bank: 1.2%
900,000		2.625%, due 09/12/25	962,656	0.5
1,300,000		2.875%, due 06/13/25	1,415,318	0.7
			2,377,974	1.2

		Federal Home Loan Mortgage Corporation: 9.3%##
3,000,000		3.062%, due 12/25/24	3,251,391	1.6
1,731,105		3.500%, due 04/01/43	1,829,298	0.9
986,540		3.500%, due 03/01/46	1,054,482	0.5
985,581		3.500%, due 03/01/46	1,041,644	0.5
990,325		3.500%, due 04/01/46	1,052,723	0.5
8,000,000	W	4.000%, due 07/01/45	8,577,895	4.2
605,504	ˆ	5.608%, due 04/15/44	102,278	0.1
265,160	ˆ	5.658%, due 07/15/39	46,569	0.1
1,792,831		2.811%–4.000%, due 01/25/25–05/01/46	1,908,955	0.9
			18,865,235	9.3

		Federal National Mortgage Association: 15.7%##
1,039,264		0.953%, due 06/25/46	1,042,230	0.5
7,000,000	W	3.000%, due 08/01/44	7,251,834	3.6
3,000,000	W	3.000%, due 07/01/45	3,113,554	1.5
975,681		3.500%, due 10/01/42	1,032,328	0.5
4,558,611		3.500%, due 01/01/46	4,815,403	2.4
4,530,963		3.500%, due 01/01/46	4,786,198	2.4
4,433,387		3.500%, due 01/01/46	4,683,125	2.3
1,193,832		3.500%, due 05/01/46	1,269,982	0.6
1,000,000		3.500%, due 06/01/46	1,076,110	0.5
1,782,133	ˆ	5.247%, due 11/25/45	281,269	0.1
425,351	ˆ	5.247%, due 11/25/45	74,029	0.0
388,341	ˆ	5.647%, due 09/25/43	70,279	0.0
467,724	ˆ	5.647%, due 12/25/43	85,842	0.1
905,374	ˆ	5.697%, due 07/25/42	165,009	0.1
555,973	ˆ	5.797%, due 01/25/45	103,241	0.1
824,555	ˆ	5.797%, due 11/25/45	142,793	0.1
496,797	ˆ	6.097%, due 12/25/41	92,801	0.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
1,562,078		3.500%–6.000%, due 09/01/35–01/01/46	$1,704,818	0.8
			31,790,845	15.7

		Government National Mortgage Association: 9.0%
4,411,245		4.000%, due 10/20/43	4,714,969	2.3
2,000,000	W	4.000%, due 07/01/44	2,137,969	1.1
4,321,094		4.000%, due 07/20/45	4,622,820	2.3
1,851,458		4.000%, due 08/20/45	1,980,702	1.0
1,000,000		4.000%, due 09/20/45	1,069,836	0.5
965,292		4.000%, due 12/20/45	1,033,458	0.5
1,185,153		4.000%, due 03/20/46	1,271,309	0.6
614,719	ˆ	5.152%, due 09/20/44	91,500	0.1
889,620	ˆ	5.202%, due 01/20/46	139,901	0.1
1,382,518	ˆ	5.262%, due 08/20/45	198,075	0.1
348,341	ˆ	5.302%, due 03/20/40	52,738	0.0
126,110	ˆ	5.652%, due 09/20/43	20,702	0.0
1,308,722	ˆ	5.652%, due 10/20/43	177,069	0.1
832,488	ˆ	5.652%, due 11/20/43	137,558	0.1
139,272	ˆ	5.652%, due 03/20/44	23,510	0.0
379,028	ˆ	5.702%, due 06/20/43	60,973	0.0
412,070	ˆ	5.752%, due 09/20/45	64,721	0.0
421,463	ˆ	5.752%, due 11/20/45	66,311	0.0
577,906	ˆ	5.802%, due 02/20/40	95,646	0.1
226,778	ˆ	5.802%, due 12/20/42	36,268	0.0
875,856	ˆ	5.802%, due 08/20/45	136,958	0.1
			18,132,993	9.0
		Total U.S. Government Agency Obligations
		(Cost $70,153,469)	71,167,047	35.2

ASSET-BACKED SECURITIES: 10.5%
		Other Asset-Backed Securities: 10.5%
250,000	#	B&M CLO 2014-1 Ltd., 2.583%, 04/16/26	239,632	0.1
318,695	#	Bank of America Student Loan Trust 2010-1 A, 1.438%, 02/25/43	311,833	0.2
48,104	#	Bayview Opportunity Master Fund IIIb RPL Trust 2015-3 A1, 3.623%, 04/28/30	48,025	0.0
1,600,000	#	Crown Point CLO III Ltd. 2015-3A ACOM, 2.158%, 12/31/27	1,567,680	0.8
774,658	#	Edsouth Indenture No 9 LLC 2015-1 A, 1.253%, 10/25/56	744,191	0.4
650,000	#	Greywolf CLO V Ltd. 2015-1A A1, 2.238%, 04/25/27	647,595	0.3
800,000	#	Halcyon Loan Advisors Funding 2015-1A A Ltd., 2.084%, 04/20/27	785,427	0.4
1,050,000	#	Halcyon Loan Advisors Funding 2015-2A A Ltd., 2.028%, 07/25/27	1,011,569	0.5
1,583,955	#	ICG US CLO 2014-1 Ltd., 1.784%, 04/20/26	1,550,355	0.8

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
1,200,000	#	OFSI Fund VI Ltd. 2014-6A ACOM, 1.508%, 03/20/25	$1,162,560	0.6
2,550,000	#	OFSI Fund VII Ltd. 2014-7A ACOM, 1.784%, 10/18/26	2,495,430	1.2
227,273	#	Regatta IV Funding Ltd. 2014-1A B, 2.648%, 07/25/26	222,286	0.1
364,628	#	Scholar Funding Trust 2010-A A, 1.384%, 10/28/41	346,249	0.2
732,056	#	SLM Student Loan Trust 2003-1 A5A, 0.763%, 12/15/32	659,465	0.3
857,715		SLM Student Loan Trust 2005-4 A3, 0.758%, 01/25/27	818,682	0.4
500,000		SLM Student Loan Trust 2007-1 A5, 0.728%, 01/26/26	485,739	0.2
750,000		SLM Student Loan Trust 2007-2 A4, 0.698%, 07/25/22	703,767	0.4
202,694		SLM Student Loan Trust 2008-2 A3, 1.388%, 04/25/23	195,326	0.1
550,000		SLM Student Loan Trust 2008-4 A4, 2.288%, 07/25/22	550,759	0.3
431,569		SLM Student Loan Trust 2008-5 A4, 2.338%, 07/25/23	432,053	0.2
1,650,000	#	Sound Point CLO VIII Ltd. 2015-1A A, 2.158%, 04/15/27	1,633,675	0.8
300,000	#	Sound Point CLO VIII Ltd. 2015-1A B, 2.678%, 04/15/27	289,805	0.1
900,000	#	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2015-T2, 2.620%, 01/15/47	901,375	0.4
1,000,000	#	Trinitas CLO II Ltd. 2014-2A ACOM, 0.000%, 07/15/26	961,500	0.5
1,000,000	#	Trinitas CLO Ltd. 2015-3A A2, 2.138%, 07/15/27	982,654	0.5
1,100,000	#	Z Capital Credit Partners CLO 2015-1A ACOM Ltd., 1.737%, 07/16/27	1,071,620	0.5
553,154		Other Securities	474,423	0.2
		Total Asset-Backed Securities
		(Cost $21,438,814)	21,293,675	10.5

FOREIGN GOVERNMENT BONDS: 5.1%
EUR 1,283,030		Italy Buoni Poliennali Del Tesoro, 2.350%, 09/15/19	$1,549,076	0.8
340,000	#	Dominican Republic International Bond, 5.500%, 01/27/25	347,650	0.2
600,000	L	Indonesia Government International Bond, 4.125%–5.375%, 10/17/23–01/15/25	660,413	0.3
1,375,000		Israel Government AID Bond, 5.500%, 09/18/23	1,740,418	0.9
1,039,000		Israel Government AID Bond, 5.500%, 12/04/23	1,309,211	0.6
EUR 281,154	#	Italy Buoni Poliennali Del Tesoro, 2.350%, 09/15/24	358,846	0.2
790,000		Mexico Government International Bond, 4.600%–4.750%, 03/08/44–01/23/46	839,600	0.4
EUR 1,100,561	#	Spain Government Inflation Linked Bond, 0.550%, 11/30/19	1,261,599	0.6
6,788,400		Other Securities	2,227,141	1.1
		Total Foreign Government Bonds
		(Cost $9,991,533)	10,293,954	5.1

		Total Long-Term Investments
		(Cost $201,493,743)	205,417,851	101.6

SHORT-TERM INVESTMENTS: 6.6%
		Securities Lending Collateralcc: 0.6%
1,000,000		Royal Bank of Canada, Repurchase Agreement dated 06/30/16, 0.38%, due 07/01/16 (Repurchase Amount $1,000,010, collateralized by various U.S. Government Securities, 0.000%–8.750%, Market Value plus accrued interest $1,020,000, due 08/18/16–09/09/49)	1,000,000	0.5
232,881		Royal Bank of Scotland PLC, Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $232,884, collateralized by various U.S. Government Securities, 0.084%–3.375%, Market Value plus accrued interest $237,540, due 01/31/17–08/15/44)	232,881	0.1
			1,232,881	0.6

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 6.0%
12,016,288	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††
	(Cost $12,016,288)	$12,016,288	6.0

	Total Short-Term Investments (Cost $13,249,169)	13,249,169	6.6
	Total Investments in Securities (Cost $214,742,912)	$218,667,020	108.2
	Liabilities in Excess of Other Assets	(16,499,605)	(8.2)
	Net Assets	$202,167,415	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
STRIP	Separate Trading of Registered Interest and Principal of Securities
cc	Represents securities purchased with cash collateral received for securities on loan.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.
ˆ	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(a)	This grouping contains securities on loan.
(b)	The grouping contains securities in default.
EUR	EU Euro
Cost for federal income tax purposes is $214,763,840.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$5,007,026
Gross Unrealized Depreciation	(1,103,846)
Net Unrealized Appreciation	$3,903,180

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$59,114,601	$—	$59,114,601
Collateralized Mortgage Obligations	—	4,109,447	498,997	4,608,444
Municipal Bonds	—	2,200,143	—	2,200,143
Short-Term Investments	12,016,288	1,232,881	—	13,249,169
Foreign Government Bonds	—	10,293,954	—	10,293,954
U.S. Treasury Obligations	—	36,739,987	—	36,739,987
Asset-Backed Securities	—	21,293,675	—	21,293,675
U.S. Government Agency Obligations	—	71,167,047	—	71,167,047
Total Investments, at fair value	$12,016,288	$206,151,735	$498,997	$218,667,020
Other Financial Instruments+
Centrally Cleared Swaps	—	1,672,239	—	1,672,239
Forward Foreign Currency Contracts	—	1,120,481	—	1,120,481
Futures	397,112	—	—	397,112
Total Assets	$12,413,400	$208,944,455	$498,997	$221,856,852
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(2,101,863)	$—	$(2,101,863)
Forward Foreign Currency Contracts	—	(1,039,208)	—	(1,039,208)
Futures	(100,819)	—	—	(100,819)
Sales Commitments	—	(10,550,468)	—	(10,550,468)
Total Liabilities	$(100,819)	$(13,691,539)	$—	$(13,792,358)

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2016, the following forward foreign currency contracts were outstanding for VY® Goldman Sachs Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	South Korean Won	379,210,566	Buy	07/15/16	$320,344	$329,046	$8,702
Bank of America N.A.	Swiss Franc	55,128	Buy	09/21/16	50,545	51,002	457
Bank of America N.A.	EU Euro	50,545	Buy	09/21/16	54,772	54,681	(91)
Bank of America N.A.	Japanese Yen	18,229,680	Buy	09/21/16	180,000	177,024	(2,976)
Bank of America N.A.	EU Euro	162,000	Buy	09/21/16	51,779,088	51,777,446	(1,642)
Bank of America N.A.	Japanese Yen	18,365,668	Buy	09/21/16	179,000	178,345	(655)
Bank of America N.A.	Swedish Krona	1,542,752	Buy	09/21/16	132,180	139,068	6,888
Bank of America N.A.	Polish Zloty	477,743	Buy	09/21/16	108,000	108,660	660
Bank of America N.A.	EU Euro	319,000	Buy	09/21/16	346,064	345,092	(972)
Bank of America N.A.	Swedish Krona	1,480,471	Buy	09/21/16	159,000	157,627	(1,373)
Bank of America N.A.	Swedish Krona	744,652	Buy	09/21/16	79,929	79,289	(640)
Bank of America N.A.	Swedish Krona	1,481,937	Buy	09/21/16	159,000	157,801	(1,199)
Bank of America N.A.	EU Euro	160,000	Buy	09/21/16	50,309,440	50,310,736	1,296
Bank of America N.A.	Mexican Peso	17,572,049	Buy	09/21/16	938,277	953,397	15,120
Barclays Bank PLC	Chinese Offshore Yuan	1,181,207	Buy	09/01/16	172,246	176,809	4,563
Barclays Bank PLC	British Pound	264,000	Buy	09/21/16	351,154	351,723	569
Barclays Bank PLC	South African Rand	1,059,010	Buy	09/21/16	70,000	70,734	734
Barclays Bank PLC	South African Rand	1,093,913	Buy	09/21/16	72,000	73,065	1,065
Barclays Bank PLC	South African Rand	1,122,310	Buy	09/21/16	73,022	74,961	1,939
Barclays Bank PLC	Canadian Dollar	235,097	Buy	09/21/16	180,000	181,999	1,999
Barclays Bank PLC	Chinese Yuan	1,125,903	Buy	08/18/16	169,024	168,694	(330)
Barclays Bank PLC	Chinese Yuan	1,142,031	Buy	08/05/16	168,665	171,271	2,606
Barclays Bank PLC	Chinese Yuan	1,394,493	Buy	08/16/16	207,144	208,967	1,823
BNP Paribas Bank	Chinese Offshore Yuan	4,206,793	Buy	09/01/16	617,556	629,695	12,139
BNP Paribas Bank	Taiwan New Dollar	17,160,491	Buy	07/07/16	529,236	532,115	2,879
BNP Paribas Bank	Argentine Peso	1,076,195	Buy	08/01/16	71,036	70,440	(596)
BNP Paribas Bank	Indonesian Rupiah	1,344,975,225	Buy	07/15/16	98,209	101,761	3,552
BNP Paribas Bank	Hungarian Forint	49,728,778	Buy	09/21/16	158,000	156,890	(1,110)
BNP Paribas Bank	Norwegian Krone	844,362	Buy	09/21/16	101,208	100,879	(329)
BNP Paribas Bank	EU Euro	110,960	Buy	09/21/16	488,285	488,252	(33)
BNP Paribas Bank	EU Euro	159,000	Buy	09/21/16	172,960	171,991	(969)
BNP Paribas Bank	Swedish Krona	8,639,677	Buy	09/21/16	937,348	918,807	(18,541)
BNP Paribas Bank	Hungarian Forint	144,267,672	Buy	09/21/16	516,228	506,970	(9,258)
Citibank N.A.	Russian Ruble	4,641,106	Buy	07/14/16	72,000	72,373	373
Citibank N.A.	Malaysian Ringgit	465,093	Buy	07/28/16	116,056	116,360	304
Citibank N.A.	Indonesian Rupiah	1,706,940,117	Buy	07/15/16	124,367	129,147	4,780
Citibank N.A.	Indonesian Rupiah	4,915,286,300	Buy	08/10/16	368,324	371,242	2,918
Citibank N.A.	Malaysian Ringgit	673,923	Buy	07/27/16	164,063	168,546	4,483
Citibank N.A.	British Pound	136,585	Buy	09/21/16	179,886	181,970	2,084
Citibank N.A.	British Pound	136,000	Buy	09/21/16	180,331	181,191	860
Citibank N.A.	British Pound	136,000	Buy	09/21/16	179,153	181,191	2,038
Citibank N.A.	New Zealand Dollar	253,000	Buy	09/21/16	178,297	179,906	1,609
Citibank N.A.	EU Euro	159,000	Buy	09/21/16	179,820	176,976	(2,844)
Citibank N.A.	Argentine Peso	1,143,100	Buy	09/29/16	71,000	72,611	1,611
Citibank N.A.	EU Euro	70,096	Buy	09/21/16	79,488	78,020	(1,468)
Citibank N.A.	South African Rand	1,109,066	Buy	09/21/16	72,000	74,077	2,077
Citibank N.A.	Australian Dollar	243,684	Buy	09/21/16	256,495	255,313	(1,182)
Citibank N.A.	EU Euro	158,000	Buy	09/21/16	179,750	175,862	(3,888)
Citibank N.A.	EU Euro	158,000	Buy	09/21/16	179,532	175,862	(3,670)
Citibank N.A.	Polish Zloty	1,368,833	Buy	09/21/16	315,000	310,706	(4,294)
Citibank N.A.	Australian Dollar	241,000	Buy	09/21/16	178,561	179,213	652
Citibank N.A.	EU Euro	158,000	Buy	09/21/16	173,303	170,869	(2,434)
Citibank N.A.	Swedish Krona	5,466,403	Buy	09/21/16	590,685	581,607	(9,078)

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citibank N.A.	British Pound	155,983	Buy	09/21/16	$225,278	$207,815	$(17,463)
Citibank N.A.	Chinese Offshore Yuan	1,186,783	Buy	09/21/16	179,000	177,476	(1,524)
Citibank N.A.	Chinese Offshore Yuan	4,292,097	Buy	09/01/16	627,316	642,464	15,148
Citibank N.A.	Chinese Offshore Yuan	2,365,375	Buy	09/01/16	349,000	354,062	5,062
Credit Suisse International	Russian Ruble	23,379,912	Buy	07/29/16	361,000	363,028	2,028
Credit Suisse International	Russian Ruble	11,693,826	Buy	07/11/16	180,000	182,507	2,507
Credit Suisse International	Russian Ruble	11,560,392	Buy	07/11/16	180,000	180,424	424
Credit Suisse International	Colombian Peso	722,010,535	Buy	07/15/16	241,596	246,544	4,948
Credit Suisse International	Swiss Franc	176,403	Buy	09/21/16	163,000	163,058	58
Credit Suisse International	Japanese Yen	43,002,795	Buy	09/21/16	412,734	417,589	4,855
Credit Suisse International	Norwegian Krone	666,529	Buy	09/21/16	79,422	79,633	211
Credit Suisse International	Swedish Krona	718,564	Buy	09/21/16	87,241	85,230	(2,011)
Credit Suisse International	Swiss Franc	351,575	Buy	09/21/16	318,384	325,712	7,328
Deutsche Bank AG	South Korean Won	212,013,000	Buy	07/18/16	180,000	183,940	3,940
Deutsche Bank AG	South Korean Won	213,402,547	Buy	07/05/16	179,000	185,261	6,261
Deutsche Bank AG	Brazilian Real	652,322	Buy	07/05/16	179,000	203,005	24,005
Deutsche Bank AG	Indonesian Rupiah	2,184,019,172	Buy	07/29/16	162,526	165,169	2,643
Deutsche Bank AG	South Korean Won	213,402,547	Buy	08/16/16	181,929	184,973	3,044
Deutsche Bank AG	EU Euro	163,000	Buy	09/21/16	728,183	725,379	(2,804)
Deutsche Bank AG	British Pound	244,000	Buy	09/21/16	357,766	325,078	(32,688)
Deutsche Bank AG	Mexican Peso	3,369,210	Buy	09/21/16	180,000	182,801	2,801
Deutsche Bank AG	British Pound	59,881	Buy	09/21/16	86,637	79,778	(6,859)
Deutsche Bank AG	Chinese Yuan	1,151,525	Buy	07/26/16	170,566	172,882	2,316
Deutsche Bank AG	Chinese Yuan	584,417	Buy	08/03/16	86,363	87,658	1,295
Deutsche Bank AG	Chinese Yuan	291,607	Buy	07/26/16	43,048	43,780	732
Deutsche Bank AG	Chinese Yuan	1,229,581	Buy	08/02/16	181,958	184,450	2,492
Deutsche Bank AG	Chinese Offshore Yuan	1,170,698	Buy	09/01/16	172,000	175,236	3,236
Deutsche Bank AG	Chinese Offshore Yuan	1,177,221	Buy	09/01/16	178,000	176,213	(1,787)
Deutsche Bank AG	Chinese Offshore Yuan	2,370,657	Buy	09/21/16	359,000	354,517	(4,483)
JPMorgan Chase Bank N.A.	Chinese Offshore Yuan	1,189,666	Buy	09/01/16	175,000	178,076	3,076
JPMorgan Chase Bank N.A.	Russian Ruble	11,778,138	Buy	07/08/16	180,000	183,979	3,979
JPMorgan Chase Bank N.A.	Russian Ruble	11,828,502	Buy	07/08/16	180,000	184,766	4,766
JPMorgan Chase Bank N.A.	Malaysian Ringgit	569,491	Buy	08/01/16	140,508	142,682	2,174
JPMorgan Chase Bank N.A.	Australian Dollar	379,061	Buy	08/04/16	280,008	282,371	2,363
JPMorgan Chase Bank N.A.	EU Euro	324,000	Buy	09/21/16	1,452,294	1,445,490	(6,804)
JPMorgan Chase Bank N.A.	British Pound	131,000	Buy	09/21/16	179,656	174,530	(5,126)
JPMorgan Chase Bank N.A.	New Zealand Dollar	335,636	Buy	09/21/16	238,072	238,668	596
JPMorgan Chase Bank N.A.	Swiss Franc	174,864	Buy	09/21/16	158,000	162,040	4,040
JPMorgan Chase Bank N.A.	Japanese Yen	9,401,479	Buy	09/21/16	86,675	91,296	4,621
JPMorgan Chase Bank N.A.	Mexican Peso	16,158,682	Buy	09/21/16	864,609	876,712	12,103
JPMorgan Chase Bank N.A.	Polish Zloty	3,635,628	Buy	09/21/16	920,325	919,819	(506)
JPMorgan Chase Bank N.A.	Chinese Yuan	2,320,848	Buy	07/12/16	340,064	349,009	8,945
JPMorgan Chase Bank N.A.	Chinese Yuan	3,463,724	Buy	07/11/16	506,813	520,936	14,123
Morgan Stanley & Co. International PLC	Russian Ruble	11,624,868	Buy	07/29/16	180,000	180,504	504
Morgan Stanley & Co. International PLC	Malaysian Ringgit	646,280	Buy	07/25/16	159,300	161,517	2,217
Morgan Stanley & Co. International PLC	Malaysian Ringgit	743,387	Buy	07/08/16	179,000	184,660	5,660
Morgan Stanley & Co. International PLC	Malaysian Ringgit	744,103	Buy	07/08/16	179,000	184,838	5,838
Morgan Stanley & Co. International PLC	Brazilian Real	3,607,908	Buy	07/05/16	986,738	1,122,795	136,057
Morgan Stanley & Co. International PLC	Russian Ruble	28,310,715	Buy	08/11/16	426,321	438,050	11,729
Morgan Stanley & Co. International PLC	Malaysian Ringgit	983,672	Buy	08/10/16	244,027	246,534	2,507
Morgan Stanley & Co. International PLC	EU Euro	164,992	Buy	09/21/16	183,747	183,644	(103)
Morgan Stanley & Co. International PLC	Japanese Yen	18,700,992	Buy	09/21/16	180,000	181,601	1,601
Morgan Stanley & Co. International PLC	Swedish Krona	1,245,708	Buy	09/21/16	152,248	147,756	(4,492)
Morgan Stanley & Co. International PLC	Mexican Peso	12,276,485	Buy	09/21/16	652,935	666,078	13,143
Morgan Stanley & Co. International PLC	Chinese Offshore Yuan	659,181	Buy	09/01/16	96,664	98,670	2,006
The Royal Bank of Canada	Brazilian Real	2,411,730	Buy	09/02/16	708,260	736,631	28,371
The Royal Bank of Canada	Canadian Dollar	234,294	Buy	09/21/16	180,000	181,377	1,377
The Royal Bank of Canada	Canadian Dollar	467,687	Buy	09/21/16	359,000	362,057	3,057
The Royal Bank of Canada	Canadian Dollar	231,948	Buy	09/21/16	180,000	179,561	(439)
The Royal Bank of Canada	EU Euro	77,117	Buy	09/21/16	86,359	85,835	(524)
The Royal Bank of Scotland PLC	Colombian Peso	525,047,400	Buy	07/15/16	180,000	179,287	(713)

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
The Royal Bank of Scotland PLC	Turkish Lira	516,236	Buy	09/21/16	$175,000	$176,135	$1,135
The Royal Bank of Scotland PLC	Norwegian Krone	3,065,059	Buy	09/21/16	326,000	329,339	3,339
The Royal Bank of Scotland PLC	Norwegian Krone	248,600	Buy	09/21/16	26,424	26,713	289
The Royal Bank of Scotland PLC	EU Euro	163,000	Buy	09/21/16	1,531,388	1,531,173	(215)
The Royal Bank of Scotland PLC	EU Euro	161,000	Buy	09/21/16	720,448	717,375	(3,073)
The Royal Bank of Scotland PLC	Turkish Lira	532,856	Buy	09/21/16	180,000	181,806	1,806
The Royal Bank of Scotland PLC	EU Euro	160,000	Buy	09/21/16	50,176,000	50,177,765	1,765
The Royal Bank of Scotland PLC	Mexican Peso	1,327,335	Buy	09/21/16	72,000	72,016	16
The Royal Bank of Scotland PLC	British Pound	69,925	Buy	09/21/16	101,064	93,160	(7,904)
Standard Chartered PLC	Taiwan New Dollar	11,677,423	Buy	07/07/16	359,970	362,096	2,126
Standard Chartered PLC	EU Euro	471,000	Buy	09/21/16	539,130	524,247	(14,883)
Standard Chartered PLC	Chinese Offshore Yuan	2,370,129	Buy	09/21/16	359,000	354,439	(4,561)
Standard Chartered PLC	Chinese Offshore Yuan	2,371,619	Buy	09/21/16	359,000	354,661	(4,339)
Standard Chartered PLC	South African Rand	1,134,904	Buy	09/21/16	72,000	75,803	3,803
Standard Chartered PLC	Chinese Offshore Yuan	3,552,328	Buy	09/21/16	538,500	531,229	(7,271)
Standard Chartered PLC	South African Rand	2,835,354	Buy	09/21/16	176,933	189,379	12,446
Standard Chartered PLC	Chinese Yuan	2,302,331	Buy	07/21/16	337,932	345,859	7,927
Standard Chartered PLC	Chinese Yuan	2,286,437	Buy	07/22/16	337,943	343,432	5,489
Standard Chartered PLC	Chinese Offshore Yuan	1,179,781	Buy	09/01/16	172,000	176,596	4,596
Standard Chartered PLC	Chinese Offshore Yuan	1,188,539	Buy	09/01/16	175,000	177,907	2,907
State Street Bank	Canadian Dollar	235,213	Buy	09/21/16	180,000	182,089	2,089
State Street Bank	EU Euro	17,150	Buy	09/21/16	161,035	161,023	(12)
State Street Bank	British Pound	134,000	Buy	09/21/16	180,341	178,526	(1,815)
State Street Bank	British Pound	132,000	Buy	09/21/16	179,961	175,862	(4,099)
State Street Bank	Japanese Yen	18,244,754	Buy	09/21/16	179,000	177,170	(1,830)
State Street Bank	Canadian Dollar	398,083	Buy	09/21/16	310,437	308,173	(2,264)
State Street Bank	Swedish Krona	1,693,668	Buy	09/21/16	180,569	180,477	(92)
State Street Bank	Norwegian Krone	663,451	Buy	09/21/16	79,511	79,265	(246)
State Street Bank	Mexican Peso	1,187,579	Buy	09/21/16	63,086	64,434	1,348
State Street Bank	Swedish Krona	5,466,403	Buy	09/21/16	591,289	581,539	(9,750)
State Street Bank	Australian Dollar	248,000	Buy	09/21/16	263,736	260,614	(3,122)
State Street Bank	EU Euro	188,715	Buy	09/21/16	211,318	210,050	(1,268)
State Street Bank	Swedish Krona	8,480,445	Buy	09/21/16	914,679	902,483	(12,196)
UBS AG	Chinese Offshore Yuan	1,184,048	Buy	09/01/16	172,000	177,235	5,235
UBS AG	British Pound	908,000	Buy	07/20/16	1,329,340	1,208,953	(120,387)
UBS AG	Taiwan New Dollar	10,675,111	Buy	07/14/16	327,126	331,241	4,115
UBS AG	Malaysian Ringgit	1,487,490	Buy	09/08/16	366,359	372,264	5,905
UBS AG	British Pound	137,591	Buy	09/21/16	181,726	183,311	1,585
UBS AG	EU Euro	162,000	Buy	09/21/16	724,539	721,544	(2,995)
UBS AG	Swiss Franc	348,073	Buy	09/21/16	324,000	321,473	(2,527)
UBS AG	Swiss Franc	61,700	Buy	09/21/16	56,848	57,051	203
UBS AG	EU Euro	162,000	Buy	09/21/16	51,561,479	51,560,601	(878)
UBS AG	EU Euro	56,848	Buy	09/21/16	60,972	61,518	546
UBS AG	Hungarian Forint	50,165,311	Buy	09/21/16	159,000	158,310	(690)
UBS AG	Swedish Krona	603,150	Buy	09/21/16	72,664	71,541	(1,123)
UBS AG	EU Euro	70,000	Buy	09/21/16	21,957,775	21,958,527	752
UBS AG	Norwegian Krone	588,066	Buy	09/21/16	72,139	70,258	(1,881)
UBS AG	EU Euro	158,000	Buy	09/21/16	172,594	170,889	(1,705)
UBS AG	British Pound	54,436	Buy	09/21/16	79,345	72,525	(6,820)
UBS AG	Swedish Krona	8,495,974	Buy	09/21/16	915,850	904,192	(11,658)
Westpac Banking Corp.	Chinese Offshore Yuan	1,182,006	Buy	09/01/16	172,000	176,929	4,929
Westpac Banking Corp.	Japanese Yen	96,395,986	Buy	08/10/16	923,546	934,578	11,032
Westpac Banking Corp.	EU Euro	2,274,119	Buy	07/13/16	2,579,340	2,524,572	(54,768)
Westpac Banking Corp.	EU Euro	178,066	Buy	09/21/16	147,474	149,192	1,718
Westpac Banking Corp.	EU Euro	564,110	Buy	09/21/16	453,070	477,333	24,263
Westpac Banking Corp.	Australian Dollar	245,000	Buy	09/21/16	256,821	256,385	(436)
Westpac Banking Corp.	Australian Dollar	536,966	Buy	09/21/16	562,730	561,878	(852)
Westpac Banking Corp.	Australian Dollar	241,000	Buy	09/21/16	178,694	179,213	519
Westpac Banking Corp.	Australian Dollar	256,010	Buy	09/21/16	272,521	269,109	(3,412)
Westpac Banking Corp.	Australian Dollar	1,697,388	Buy	09/21/16	1,220,422	1,262,214	41,792
							$167,672

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	Swedish Krona	1,330,034	Sell	07/29/16	$163,923	$157,375	$6,548
Bank of America N.A.	Brazilian Real	571,760	Sell	09/02/16	175,000	174,636	364
Bank of America N.A.	Singapore Dollar	243,236	Sell	09/21/16	179,000	180,409	(1,409)
Bank of America N.A.	Singapore Dollar	259,004	Sell	09/21/16	189,926	192,104	(2,178)
Bank of America N.A.	Japanese Yen	19,195,065	Sell	09/21/16	179,000	186,399	(7,399)
Barclays Bank PLC	Chinese Offshore Yuan	1,125,058	Sell	08/18/16	169,024	168,500	524
Barclays Bank PLC	Chinese Offshore Yuan	1,141,356	Sell	08/05/16	168,665	171,031	(2,366)
Barclays Bank PLC	Chinese Offshore Yuan	1,393,665	Sell	08/16/16	207,144	208,746	(1,602)
Barclays Bank PLC	Chinese Offshore Yuan	2,357,327	Sell	09/01/16	347,000	352,857	(5,857)
Barclays Bank PLC	Chinese Offshore Yuan	4,065,346	Sell	09/01/16	610,412	608,522	1,890
Barclays Bank PLC	Brazilian Real	607,160	Sell	09/02/16	180,000	185,449	(5,449)
Barclays Bank PLC	British Pound	131,000	Sell	09/21/16	180,080	174,530	5,550
Barclays Bank PLC	Singapore Dollar	481,298	Sell	09/21/16	359,000	356,980	2,020
Barclays Bank PLC	South African Rand	1,077,561	Sell	09/21/16	72,000	71,973	27
Barclays Bank PLC	Australian Dollar	591,441	Sell	09/21/16	440,072	439,808	264
Barclays Bank PLC	British Pound	122,000	Sell	09/21/16	179,375	162,539	16,836
Barclays Bank PLC	New Zealand Dollar	126,897	Sell	09/21/16	86,359	90,235	(3,876)
Barclays Bank PLC	New Zealand Dollar	1,179,835	Sell	09/21/16	798,382	838,970	(40,588)
BNP Paribas Bank	Taiwan New Dollar	17,160,491	Sell	08/25/16	529,073	533,818	(4,745)
BNP Paribas Bank	British Pound	262,000	Sell	09/21/16	358,521	349,059	9,462
BNP Paribas Bank	Swedish Krona	713,176	Sell	09/21/16	86,779	84,592	2,187
BNP Paribas Bank	Canadian Dollar	233,190	Sell	09/21/16	180,000	180,523	(523)
BNP Paribas Bank	Australian Dollar	203,726	Sell	09/21/16	150,306	151,495	(1,189)
BNP Paribas Bank	New Zealand Dollar	506,000	Sell	09/21/16	358,217	359,812	(1,595)
BNP Paribas Bank	Norwegian Krone	729,127	Sell	09/21/16	87,325	87,112	213
BNP Paribas Bank	United Arab Emirates Dirham	466,325	Sell	12/07/16	126,305	126,841	(536)
Citibank N.A.	United Arab Emirates Dirham	2,359,360	Sell	08/11/16	640,000	642,222	(2,222)
Citibank N.A.	United Arab Emirates Dirham	2,697,054	Sell	08/11/16	732,000	734,143	(2,143)
Citibank N.A.	Chinese Offshore Yuan	1,204,710	Sell	09/01/16	184,226	180,327	3,899
Citibank N.A.	Russian Ruble	10,807,500	Sell	07/11/16	167,314	168,674	(1,360)
Citibank N.A.	Indonesian Rupiah	2,421,401,020	Sell	07/28/16	179,000	183,126	(4,126)
Citibank N.A.	Taiwan New Dollar	5,803,380	Sell	07/14/16	180,000	180,075	(75)
Citibank N.A.	South Korean Won	208,584,720	Sell	07/15/16	180,000	180,992	(992)
Citibank N.A.	Mexican Peso	3,314,855	Sell	08/16/16	173,449	180,536	(7,087)
Citibank N.A.	South Korean Won	1,303,666,577	Sell	07/25/16	1,091,300	1,130,670	(39,370)
Citibank N.A.	Taiwan New Dollar	13,921,623	Sell	07/14/16	425,477	431,978	(6,501)
Citibank N.A.	Malaysian Ringgit	669,702	Sell	08/10/16	163,056	167,845	(4,789)
Citibank N.A.	Taiwan New Dollar	8,588,876	Sell	08/18/16	267,691	267,129	562
Citibank N.A.	Taiwan New Dollar	5,826,987	Sell	08/18/16	181,611	181,230	381
Citibank N.A.	Taiwan New Dollar	11,686,609	Sell	08/22/16	360,921	363,512	(2,591)
Citibank N.A.	British Pound	136,585	Sell	09/21/16	180,159	181,970	(1,811)
Citibank N.A.	British Pound	136,000	Sell	09/21/16	179,947	181,191	(1,244)
Citibank N.A.	EU Euro	158,000	Sell	09/21/16	179,512	175,862	3,650
Citibank N.A.	British Pound	300,560	Sell	09/21/16	440,072	400,432	39,640
Citibank N.A.	New Zealand Dollar	224,375	Sell	09/21/16	158,835	159,551	(716)
Citibank N.A.	EU Euro	1,715,819	Sell	09/21/16	1,955,975	1,909,792	46,183
Citibank N.A.	Singapore Dollar	244,271	Sell	09/21/16	179,000	181,176	(2,176)
Citibank N.A.	Singapore Dollar	259,004	Sell	09/21/16	187,963	192,104	(4,141)
Citibank N.A.	Turkish Lira	1,061,516	Sell	09/21/16	351,612	362,181	(10,569)
Citibank N.A.	Singapore Dollar	1,470,823	Sell	09/21/16	1,065,081	1,090,916	(25,835)
Citibank N.A.	Canadian Dollar	1,182,635	Sell	09/21/16	903,636	915,529	(11,893)
Credit Suisse International	Colombian Peso	1,123,419,818	Sell	07/15/16	370,857	383,613	(12,756)
Credit Suisse International	Chilean Peso	74,798,048	Sell	07/14/16	109,224	112,902	(3,678)
Credit Suisse International	EU Euro	89,686	Sell	09/21/16	101,199	99,825	1,374
Deutsche Bank AG	Malaysian Ringgit	1,220,081	Sell	07/28/16	295,780	305,247	(9,467)
Deutsche Bank AG	Taiwan New Dollar	5,759,325	Sell	07/13/16	179,000	178,690	310
Deutsche Bank AG	Thai Baht	15,178,132	Sell	07/27/16	431,044	431,745	(701)
Deutsche Bank AG	Thai Baht	6,378,372	Sell	08/11/16	180,547	181,383	(836)
Deutsche Bank AG	Brazilian Real	593,100	Sell	09/02/16	180,000	181,155	(1,155)
Deutsche Bank AG	Thai Baht	6,380,858	Sell	08/25/16	181,033	181,407	(374)
Deutsche Bank AG	Thai Baht	6,409,457	Sell	09/02/16	181,870	182,193	(323)

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	New Zealand Dollar	255,000	Sell	09/21/16	$178,974	$181,329	$(2,355)
Deutsche Bank AG	British Pound	129,000	Sell	09/21/16	179,773	171,865	7,908
Deutsche Bank AG	EU Euro	160,000	Sell	09/21/16	180,859	178,088	2,771
Deutsche Bank AG	Turkish Lira	541,132	Sell	09/21/16	180,000	184,630	(4,630)
Deutsche Bank AG	Singapore Dollar	489,733	Sell	09/21/16	359,000	363,237	(4,237)
Deutsche Bank AG	Chinese Offshore Yuan	1,204,455	Sell	09/01/16	183,000	180,289	2,711
Deutsche Bank AG	Chinese Offshore Yuan	3,785,116	Sell	09/01/16	568,507	566,577	1,930
Deutsche Bank AG	Chinese Offshore Yuan	3,612,420	Sell	09/01/16	549,000	540,726	8,274
Deutsche Bank AG	Chinese Offshore Yuan	1,150,894	Sell	07/26/16	170,566	172,525	(1,959)
Deutsche Bank AG	Chinese Offshore Yuan	584,072	Sell	08/03/16	86,363	87,530	(1,167)
Deutsche Bank AG	Chinese Offshore Yuan	291,434	Sell	07/26/16	43,048	43,688	(640)
Deutsche Bank AG	Chinese Offshore Yuan	1,228,762	Sell	08/02/16	181,958	184,150	(2,192)
Deutsche Bank AG	Chinese Offshore Yuan	1,190,882	Sell	09/01/16	174,000	178,258	(4,258)
Deutsche Bank AG	Chinese Offshore Yuan	3,768,511	Sell	09/21/16	568,189	563,559	4,630
JPMorgan Chase Bank N.A.	Chinese Offshore Yuan	2,321,787	Sell	07/12/16	340,064	348,229	(8,165)
JPMorgan Chase Bank N.A.	Chinese Offshore Yuan	3,465,077	Sell	07/11/16	506,812	519,721	(12,909)
JPMorgan Chase Bank N.A.	Chinese Offshore Yuan	1,113,252	Sell	09/01/16	166,000	166,638	(638)
JPMorgan Chase Bank N.A.	Chinese Offshore Yuan	1,155,042	Sell	09/01/16	179,000	172,893	6,107
JPMorgan Chase Bank N.A.	Chinese Offshore Yuan	2,406,368	Sell	09/01/16	366,000	360,198	5,802
JPMorgan Chase Bank N.A.	South Korean Won	399,320,129	Sell	07/18/16	345,597	346,446	(849)
JPMorgan Chase Bank N.A.	Russian Ruble	23,539,359	Sell	07/14/16	354,658	367,069	(12,411)
JPMorgan Chase Bank N.A.	Taiwan New Dollar	8,571,614	Sell	07/07/16	265,704	265,790	(86)
JPMorgan Chase Bank N.A.	Indonesian Rupiah	2,416,302,000	Sell	07/18/16	180,000	182,798	(2,798)
JPMorgan Chase Bank N.A.	South Korean Won	209,863,180	Sell	07/08/16	179,000	182,162	(3,162)
JPMorgan Chase Bank N.A.	Taiwan New Dollar	5,880,744	Sell	08/03/16	181,532	182,830	(1,298)
JPMorgan Chase Bank N.A.	Indonesian Rupiah	2,408,400,000	Sell	07/29/16	180,242	182,137	(1,895)
JPMorgan Chase Bank N.A.	Canadian Dollar	69,335	Sell	07/15/16	52,787	53,670	(883)
JPMorgan Chase Bank N.A.	Taiwan New Dollar	20,705,871	Sell	07/28/16	633,789	643,364	(9,575)
JPMorgan Chase Bank N.A.	British Pound	117,076	Sell	09/21/16	160,423	155,978	4,445
JPMorgan Chase Bank N.A.	British Pound	140,778	Sell	09/21/16	191,189	187,556	3,633
JPMorgan Chase Bank N.A.	Japanese Yen	18,641,070	Sell	09/21/16	180,000	181,019	(1,019)
JPMorgan Chase Bank N.A.	New Zealand Dollar	123,635	Sell	09/21/16	86,789	87,916	(1,127)
JPMorgan Chase Bank N.A.	Mexican Peso	1,245,905	Sell	09/21/16	67,912	67,598	314
Morgan Stanley & Co. International PLC	Brazilian Real	616,299	Sell	07/05/16	179,500	191,794	(12,294)
Morgan Stanley & Co. International PLC	Brazilian Real	623,856	Sell	07/05/16	179,000	194,146	(15,146)
Morgan Stanley & Co. International PLC	Russian Ruble	4,978,458	Sell	07/14/16	75,168	77,633	(2,465)
Morgan Stanley & Co. International PLC	South Korean Won	209,825,820	Sell	07/08/16	180,000	182,129	(2,129)
Morgan Stanley & Co. International PLC	Russian Ruble	47,409,976	Sell	07/27/16	717,000	736,572	(19,572)
Morgan Stanley & Co. International PLC	Taiwan New Dollar	5,842,560	Sell	07/07/16	179,000	181,167	(2,167)
Morgan Stanley & Co. International PLC	Taiwan New Dollar	5,725,315	Sell	07/27/16	179,000	177,877	1,123
Morgan Stanley & Co. International PLC	South Korean Won	419,689,000	Sell	08/16/16	362,639	363,779	(1,140)
Morgan Stanley & Co. International PLC	Taiwan New Dollar	11,677,814	Sell	07/22/16	358,160	362,636	(4,476)
Morgan Stanley & Co. International PLC	Chilean Peso	52,667,097	Sell	07/28/16	77,939	79,392	(1,453)
Morgan Stanley & Co. International PLC	Taiwan New Dollar	11,668,545	Sell	08/10/16	362,400	362,838	(438)
Morgan Stanley & Co. International PLC	Brazilian Real	597,877	Sell	09/02/16	180,000	182,614	(2,614)
Morgan Stanley & Co. International PLC	Mexican Peso	3,515,931	Sell	09/21/16	183,078	190,762	(7,684)
Morgan Stanley & Co. International PLC	EU Euro	486,000	Sell	09/21/16	537,500	540,942	(3,442)
Morgan Stanley & Co. International PLC	British Pound	130,000	Sell	09/21/16	179,159	173,197	5,962
Morgan Stanley & Co. International PLC	South African Rand	1,100,851	Sell	09/21/16	72,000	73,528	(1,528)
Morgan Stanley & Co. International PLC	New Zealand Dollar	106,154	Sell	09/21/16	71,875	75,485	(3,610)
Morgan Stanley & Co. International PLC	Canadian Dollar	1,181,257	Sell	09/21/16	899,354	914,462	(15,108)
The Royal Bank of Canada	Brazilian Real	608,346	Sell	07/05/16	180,000	189,320	(9,320)
The Royal Bank of Canada	Brazilian Real	1,283,044	Sell	08/02/16	352,756	395,708	(42,952)
The Royal Bank of Canada	British Pound	271,000	Sell	09/21/16	361,583	361,050	533
The Royal Bank of Canada	Mexican Peso	1,376,582	Sell	09/21/16	72,000	74,688	(2,688)
The Royal Bank of Canada	Canadian Dollar	232,035	Sell	09/21/16	179,000	179,629	(629)
The Royal Bank of Canada	Canadian Dollar	230,998	Sell	09/21/16	179,000	178,826	174
The Royal Bank of Canada	Japanese Yen	8,489,567	Sell	09/21/16	79,564	82,440	(2,876)
The Royal Bank of Scotland PLC	Turkish Lira	540,178	Sell	09/21/16	180,000	184,304	(4,304)
The Royal Bank of Scotland PLC	Mexican Peso	3,405,866	Sell	09/21/16	180,000	184,790	(4,790)
Standard Chartered PLC	Taiwan New Dollar	5,834,863	Sell	07/07/16	179,000	180,928	(1,928)
Standard Chartered PLC	Taiwan New Dollar	8,588,876	Sell	07/07/16	265,663	266,325	(662)
Standard Chartered PLC	Taiwan New Dollar	11,677,423	Sell	08/26/16	359,970	363,264	(3,294)

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Standard Chartered PLC	South African Rand	1,115,078	Sell	09/21/16	$72,000	$74,479	$(2,479)
Standard Chartered PLC	South African Rand	1,111,234	Sell	09/21/16	72,000	74,222	(2,222)
Standard Chartered PLC	Australian Dollar	119,558	Sell	09/21/16	86,359	88,906	(2,547)
Standard Chartered PLC	Hong Kong Sar Dollar	8,237,667	Sell	09/21/16	1,061,870	1,062,854	(984)
Standard Chartered PLC	Canadian Dollar	1,687,697	Sell	09/21/16	1,291,221	1,306,520	(15,299)
Standard Chartered PLC	Chinese Offshore Yuan	2,302,331	Sell	07/21/16	337,932	345,196	(7,264)
Standard Chartered PLC	Chinese Offshore Yuan	2,285,086	Sell	07/22/16	337,943	342,597	(4,654)
Standard Chartered PLC	Chinese Offshore Yuan	2,311,808	Sell	09/01/16	358,000	346,044	11,956
Standard Chartered PLC	Chinese Offshore Yuan	2,248,027	Sell	09/01/16	347,000	336,497	10,503
Standard Chartered PLC	Chinese Offshore Yuan	1,219,055	Sell	09/01/16	183,000	182,475	525
Standard Chartered PLC	United Arab Emirates Dirham	1,238,373	Sell	12/07/16	335,103	336,840	(1,737)
State Street Bank	British Pound	130,000	Sell	09/21/16	179,577	173,197	6,380
State Street Bank	Singapore Dollar	239,771	Sell	09/21/16	179,000	177,839	1,161
State Street Bank	British Pound	122,000	Sell	09/21/16	179,549	162,539	17,010
State Street Bank	New Zealand Dollar	205,823	Sell	09/21/16	144,490	146,359	(1,869)
State Street Bank	Singapore Dollar	259,110	Sell	09/21/16	190,431	192,183	(1,752)
State Street Bank	Japanese Yen	34,113,884	Sell	09/21/16	314,058	331,272	(17,214)
UBS AG	Chinese Offshore Yuan	3,554,920	Sell	09/01/16	518,664	532,120	(13,456)
UBS AG	South Korean Won	209,414,069	Sell	07/15/16	180,740	181,712	(972)
UBS AG	British Pound	865,269	Sell	07/20/16	1,266,780	1,152,058	114,722
UBS AG	Taiwan New Dollar	5,404,707	Sell	07/15/16	165,105	167,721	(2,616)
UBS AG	Taiwan New Dollar	6,984,274	Sell	07/14/16	215,830	216,717	(887)
UBS AG	British Pound	268,000	Sell	09/21/16	360,912	357,053	3,859
UBS AG	British Pound	137,591	Sell	09/21/16	182,817	183,311	(494)
UBS AG	New Zealand Dollar	113,501	Sell	09/21/16	79,428	80,710	(1,282)
UBS AG	New Zealand Dollar	327,740	Sell	09/21/16	231,237	233,053	(1,816)
Westpac Banking Corp.	Chinese Offshore Yuan	2,335,990	Sell	09/01/16	341,000	349,663	(8,663)
Westpac Banking Corp.	Chinese Offshore Yuan	2,402,744	Sell	09/01/16	366,000	359,656	6,344
Westpac Banking Corp.	South Korean Won	195,217,943	Sell	07/15/16	167,345	169,393	(2,048)
Westpac Banking Corp.	Malaysian Ringgit	1,319,432	Sell	07/27/16	324,424	329,986	(5,562)
Westpac Banking Corp.	Japanese Yen	16,475,240	Sell	08/10/16	157,845	159,730	(1,885)
Westpac Banking Corp.	EU Euro	5,613,000	Sell	07/13/16	6,366,349	6,231,171	135,178
Westpac Banking Corp.	Australian Dollar	483,000	Sell	09/21/16	357,676	359,169	(1,493)
Westpac Banking Corp.	Australian Dollar	333,240	Sell	09/21/16	239,966	247,804	(7,838)
							$(86,399)

At June 30, 2016, the following futures contracts were outstanding for VY® Goldman Sachs Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Australia 10-Year Bond	15	09/15/16	$1,523,667	$16,099
U.S. Treasury 2-Year Note	51	09/30/16	11,185,734	72,929
U.S. Treasury 5-Year Note	120	09/30/16	14,659,687	37,196
U.S. Treasury Long Bond	25	09/21/16	4,308,594	181,139
U.S. Treasury Ultra Long Bond	9	09/21/16	1,677,375	89,749
			$33,355,057	$397,112
Short Contracts
U.S. Treasury 10-Year Note	(56)	09/21/16	(7,447,125)	(70,156)
U.S. Treasury Ultra 10-Year Note	(8)	09/21/16	(1,165,375)	(30,663)
			$(8,612,500)	$(100,819)

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

At June 30, 2016, the following centrally cleared credit default swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Clearinghouse	Termination Date	Notional Amount(2)	Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index Series 26, Version 1	Buy	(5.000)	Intercontinental Exchange	06/20/21	USD 3,700,000	$(118,818)	$(62,186)
CDX North American Investment Grade Index Series 26, Version 1	Buy	(1.000)	Intercontinental Exchange	06/20/21	USD 14,300,000	(156,528)	(43,306)
						$(275,346)	$(105,492)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At June 30, 2016, the following centrally cleared interest rate swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

	Clearinghouse	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 2.500% and pay a floating rate based on the 6-month AUD-BBR-BBSW	LCH.Clearnet	09/21/26	AUD 3,430,000	$68,912	$45,484
Receive a fixed rate equal to 1.500% and pay a floating rate based on the 3-month CAD-BA-CDOR	LCH.Clearnet	09/21/21	CAD 29,290,000	632,301	179,471
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.695%	LCH.Clearnet	05/11/35	EUR 550,000	(59,067)	(41,570)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.695%	Chicago Mercantile Exchange	05/11/35	EUR 1,890,000	(202,738)	(264,211)
Receive a fixed rate equal to 1.250% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	12/19/45	EUR 920,000	34,192	27,005
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to -0.375%	LCH.Clearnet	09/21/18	EUR 18,770,000	(1,279)	(4,792)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.400%	LCH.Clearnet	09/21/18	EUR 19,540,000	9,598	(6,119)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to -0.160%	LCH.Clearnet	06/22/19	EUR 4,690,000	(5,372)	(4,028)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.500%	LCH.Clearnet	09/21/21	EUR 5,230,000	(170,154)	(11,211)
Receive a fixed rate equal to 1.568% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	05/11/25	EUR 6,610,000	366,439	342,334
Receive a fixed rate equal to 1.568% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	05/11/25	EUR 2,540,000	138,993	60,082

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

	Clearinghouse	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 0.862% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	05/25/25	EUR 8,790,000	$127,765	$100,083
Receive a fixed rate equal to 1.000% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	06/16/26	EUR 5,640,000	56,128	44,725
Receive a fixed rate equal to 1.000% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	09/21/26	EUR 7,880,000	534,049	164,547
Receive a fixed rate equal to 1.500% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	12/15/26	EUR 1,730,000	56,294	12,796
Receive a fixed rate equal to 2.250% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	12/17/35	EUR 320,000	33,065	14,388
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 2.250%	LCH.Clearnet	12/11/32	GBP 1,420,000	(262,605)	(262,744)
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 1.600%	LCH.Clearnet	06/15/46	GBP 1,680,000	(101,910)	(88,202)
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 2.250%	LCH.Clearnet	09/21/46	GBP 190,000	(69,813)	(24,202)
Receive a fixed rate equal to 0.400% and pay a floating rate based on the 6-month GBP-LIBOR-BBA	LCH.Clearnet	09/21/18	GBP 6,970,000	14,737	14,737
Receive a fixed rate equal to 0.464% and pay a floating rate based on the 6-month GBP-LIBOR-BBA	LCH.Clearnet	09/21/18	GBP 6,750,000	25,706	19,545
Receive a fixed rate equal to 1.750% and pay a floating rate based on the 6-month GBP-LIBOR-BBA	LCH.Clearnet	09/21/21	GBP 1,690,000	128,588	7,888
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 1.940%	LCH.Clearnet	12/11/22	GBP 1,600,000	(125,324)	(124,304)
Receive a fixed rate equal to 2.190% and pay a floating rate based on the 6-month GBP-LIBOR-BBA	LCH.Clearnet	12/11/27	GBP 2,800,000	382,134	378,976
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 2.500%	LCH.Clearnet	12/17/35	GBP 700,000	(80,309)	(4,661)
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 2.000%	LCH.Clearnet	12/17/35	JPY 306,740,000	(503,045)	(193,099)
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.900%	LCH.Clearnet	03/30/36	JPY 244,620,000	(135,182)	(104,253)
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.500%	LCH.Clearnet	09/21/36	JPY 582,490,000	(389,418)	(213,129)
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 2.000%	LCH.Clearnet	12/19/45	JPY 264,000,000	(434,753)	(209,338)
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 1.000%	LCH.Clearnet	12/16/25	JPY 587,210,000	(273,423)	(70,030)
Receive a fixed rate equal to 3.911% and pay a floating rate based on the 28-day MXN TIIE-BANXICO	Chicago Mercantile Exchange	11/07/16	MXN 14,290,000	(1,834)	(1,677)
Receive a fixed rate equal to 3.920% and pay a floating rate based on the 28-day MXN TIIE-BANXICO	Chicago Mercantile Exchange	11/08/16	MXN 6,070,000	(776)	(707)
Receive a fixed rate equal to 3.900% and pay a floating rate based on the 28-day MXN TIIE-BANXICO	Chicago Mercantile Exchange	11/09/16	MXN 12,290,000	(1,635)	(1,506)
Receive a fixed rate equal to 1.614% and pay a floating rate based on the 6-month PLZ-WIBOR-WIBO	LCH.Clearnet	09/21/18	PLN 11,780,000	3,271	4,105
Receive a fixed rate equal to 0.050% and pay a floating rate based on the 3-month SEK-STIBOR-SIDE	LCH.Clearnet	06/15/18	SEK 35,220,000	40,503	6,629
Receive a floating rate based on the 3-month SEK-STIBOR-SIDE and pay a fixed rate equal to 0.250%	LCH.Clearnet	09/21/21	SEK 15,080,000	(17,547)	(19,185)
Receive a floating rate based on the 3-month SEK-STIBOR-SIDE and pay a fixed rate equal to 1.000%	LCH.Clearnet	09/21/26	SEK 15,880,000	(38,560)	(48,810)
Receive a fixed rate equal to 3.000% and pay a floating rate based on the 3-month USB-LIBOR-BBA	LCH.Clearnet	12/17/35	USD 3,580,000	248,501	108,894

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

	Clearinghouse	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.000%	LCH.Clearnet	12/17/35	USD 360,000	$(24,989)	$(7,011)
Receive a fixed rate equal to 2.750% and pay a floating rate based on the 3-month USB-LIBOR-BBA	LCH.Clearnet	12/19/45	USD 3,090,000	133,904	34,425
Receive a fixed rate equal to 2.750% and pay a floating rate based on the 3-month USB-LIBOR-BBA	LCH.Clearnet	09/21/46	USD 920,000	201,118	50,137
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.000%	LCH.Clearnet	09/21/21	USD 21,210,000	(1,018,249)	(207,440)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.250%	LCH.Clearnet	09/21/26	USD 5,460,000	(438,817)	(84,142)
Receive a fixed rate equal to 2.500% and pay a floating rate based on the 3-month USB-LIBOR-BBA	LCH.Clearnet	12/15/26	USD 5,340,000	162,430	55,988
				$(958,171)	$(324,132)

The following sales commitments were held by the VY® Goldman Sachs Bond Portfolio at June 30, 2016:

Principal Amount	Description	Fair Value
$(8,000,000)	Fannie Mae	$(8,441,874)
(2,000,000)	Freddie Mac	(2,108,594)
	Total Sales Commitments Proceeds $(10,489,375)	$(10,550,468)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2016 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$1,120,481
Interest rate contracts	Net Assets - Unrealized appreciation*	397,112
Interest rate contracts	Net Assets - Unrealized appreciation**	1,672,238
Total Asset Derivatives		$3,189,831
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,039,208
Interest rate contracts	Net Assets - Unrealized depreciation*	100,819
Credit contracts	Net Assets - Unrealized depreciation**	105,492
Interest rate contracts	Net Assets - Unrealized depreciation**	1,996,371
Total Liability Derivatives		$3,241,890

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.
**	Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Summary Portfolio of Investments. Only current day’s variation margin receivable/payable is shown on the Statement of Assets and Liabiliites.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Swaps	Total
Credit contracts	$—	$—	$(335,097)	$(335,097)
Foreign exchange contracts	(761,851)	—	—	(761,851)
Interest rate contracts	—	192,506	(217,804)	(25,298)
Total	$(761,851)	$192,506	$(552,901)	$(1,122,246)

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Swaps	Total
Credit contracts	$—	$—	$(54,409)	$(54,409)
Foreign exchange contracts	185,188	—	—	185,188
Interest rate contracts	—	294,688	(507,788)	(213,100)
Total	$185,188	$294,688	$(562,197)	$(82,321)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2016:

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas Bank	Citibank N.A.	Credit Suisse International	Deutsche Bank AG	JPMorgan Chase Bank N.A.	Morgan Stanley & Co. International PLC	Standard Chartered Bank PLC	State Street Bank	The Royal Bank of Canada	The Royal Bank of Scotland Group PLC	UBS AG	Westpac Banking Corp.	Totals
Assets:
Forward foreign currency contracts	$40,035	$42,409	$30,432	$138,314	$23,733	$81,299	$81,087	$188,347	$62,278	$27,988	$33,512	$8,350	$136,922	$225,775	$1,120,481
Total Assets	$40,035	$42,409	$30,432	$138,314	$23,733	$81,299	$81,087	$188,347	$62,278	$27,988	$33,512	$8,350	$136,922	$225,775	$1,120,481

Liabilities:
Forward foreign currency contracts	$20,534	$60,068	$39,424	$177,486	$18,445	$82,915	$69,251	$99,861	$74,124	$57,529	$59,428	$20,999	$172,187	$86,957	$1,039,208
Total Liabilities	$20,534	$60,068	$39,424	$177,486	$18,445	$82,915	$69,251	$99,861	$74,124	$57,529	$59,428	$20,999	$172,187	$86,957	$1,039,208

Net OTC derivative instruments by counterparty, at fair value	$19,501	$(17,659)	$(8,992)	$(39,172)	$5,288	$(1,616)	$11,836	$88,486	$(11,846)	$(29,541)	$(25,916)	$(12,649)	$(35,265)	$138,818	$81,273

Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$19,501	$(17,659)	$(8,992)	$(39,172)	$5,288	$(1,616)	$11,836	$88,486	$(11,846)	$(29,541)	$(25,916)	$(12,649)	$(35,265)	$138,818	$81,273

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

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Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
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301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com	VPSAR-VIT3AIS (0616-082216)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Complete schedule of investments filed herein.

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 29.2%
		Basic Materials: 0.5%
275,000		Ecolab, Inc., 5.500%, 12/08/41	345,801	0.2
39,000	#	Glencore Funding LLC, 2.500%, 01/15/19	37,684	0.0
225,000		LyondellBasell Industries NV, 5.000%, 04/15/19	243,790	0.1
375,000	#	WR Grace & Co-Conn, 5.125%, 10/01/21	386,250	0.2
			1,013,525	0.5

		Communications: 4.9%
550,000		21st Century Fox America, Inc., 4.000%, 10/01/23	605,902	0.3
775,000		Amazon.com, Inc., 3.300%, 12/05/21	837,302	0.4
175,000		AT&T, Inc., 3.400%, 05/15/25	179,427	0.1
325,000		AT&T, Inc., 3.800%, 03/15/22	346,661	0.2
100,000		AT&T, Inc., 3.950%, 01/15/25	106,019	0.1
325,000	#	Charter Communications Operating LLC 4.908, 4.908%, 07/23/25	354,854	0.2
25,000	#	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/20	26,163	0.0
275,000		Cisco Systems, Inc., 2.200%, 02/28/21	283,518	0.1
500,000	#	DISH DBS Corp., 7.750%, 07/01/26	517,500	0.3
175,000		Intelsat Jackson Holdings SA, 7.250%, 04/01/19	128,625	0.1
775,000		NBCUniversal Media, LLC, 4.450%, 01/15/43	866,235	0.4
50,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	51,187	0.0
400,000		Priceline Group, Inc./The, 3.600%, 06/01/26	412,660	0.2
175,000		Sprint Corp., 7.875%, 09/15/23	143,938	0.1
350,000		Telefonica Emisiones SAU, 5.134%, 04/27/20	386,710	0.2
950,000		Telefonica Emisiones SAU, 5.462%, 02/16/21	1,085,077	0.5
275,000		Time Warner Cable, Inc., 4.125%, 02/15/21	291,444	0.1
50,000		Time Warner Cable, Inc., 5.000%, 02/01/20	54,396	0.0
50,000		Time Warner Cable, Inc., 5.875%, 11/15/40	54,661	0.0
100,000		Time Warner, Inc., 3.875%, 01/15/26	108,081	0.1

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
800,000		Verizon Communications, Inc., 2.625%, 02/21/20	828,189	0.4
575,000		Verizon Communications, Inc., 4.150%, 03/15/24	635,231	0.3
1,450,000		Verizon Communications, Inc., 5.150%, 09/15/23	1,691,951	0.8
			9,995,731	4.9

		Consumer, Cyclical: 2.5%
950,000		CVS Health Corp., 3.375%, 08/12/24	1,011,866	0.5
275,000		CVS Health Corp., 3.500%, 07/20/22	296,522	0.2
275,000		CVS Health Corp., 2.875%, 06/01/26	281,662	0.1
375,000	#	Dollar Tree, Inc., 5.750%, 03/01/23	400,312	0.2
1,175,000		Ford Motor Credit Co., LLC, 5.875%, 08/02/21	1,349,263	0.7
575,000		General Motors Financial Co., Inc., 3.500%, 07/10/19	595,403	0.3
375,000		MGM Resorts International, 6.625%, 12/15/21	409,688	0.2
250,000		Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/01/25	263,125	0.1
175,000		Walgreens Boots Alliance, Inc., 2.600%, 06/01/21	178,086	0.1
200,000		Walgreens Boots Alliance, Inc., 3.450%, 06/01/26	206,041	0.1
50,000		Walgreens Boots Alliance, Inc., 4.800%, 11/18/44	53,887	0.0
			5,045,855	2.5

		Consumer, Non-cyclical: 6.4%
175,000		AbbVie, Inc., 2.300%, 05/14/21	177,346	0.1
375,000		AbbVie, Inc., 2.500%, 05/14/20	384,225	0.2
75,000		AbbVie, Inc., 3.200%, 05/14/26	75,989	0.0
975,000		Actavis Funding SCS, 2.350%, 03/12/18	988,696	0.5
250,000		Actavis Funding SCS, 3.450%, 03/15/22	260,052	0.1
285,000		Actavis Funding SCS, 3.800%, 03/15/25	297,078	0.1
300,000		Actavis Funding SCS, 4.850%, 06/15/44	317,370	0.2
150,000		Aetna, Inc., 2.800%, 06/15/23	153,580	0.1
175,000		Aetna, Inc., 2.400%, 06/15/21	179,045	0.1
1,125,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	1,167,023	0.6
775,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	831,138	0.4

See Accompanying Notes to Financial Statements

1

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
150,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	176,432	0.1
800,000	#	BAT International Finance PLC, 3.950%, 06/15/25	891,757	0.4
475,000	#	Bayer US Finance LLC, 3.000%, 10/08/21	496,442	0.2
200,000		Becton Dickinson & Co., 2.675%, 12/15/19	205,875	0.1
375,000		CHS/Community Health Systems, Inc., 5.125%, 08/01/21	374,062	0.2
700,000	#	EMD Finance LLC, 2.950%, 03/19/22	718,189	0.4
350,000		HCA, Inc., 6.500%, 02/15/20	388,937	0.2
225,000	#	Kraft Heinz Foods Co., 2.800%, 07/02/20	233,886	0.1
325,000	#	Kraft Heinz Foods Co., 3.950%, 07/15/25	354,193	0.2
400,000	#	Kraft Heinz Foods Co., 4.375%, 06/01/46	425,101	0.2
400,000		Mead Johnson Nutrition Co., 4.125%, 11/15/25	437,349	0.2
375,000		Medtronic, Inc., 3.150%, 03/15/22	400,552	0.2
100,000		Molson Coors Brewing Co., 2.100%, 07/15/21	100,432	0.0
150,000		Molson Coors Brewing Co., 3.000%, 07/15/26	150,257	0.1
250,000	#	Pernod Ricard SA, 4.450%, 01/15/22	275,823	0.1
200,000		Philip Morris International, Inc., 2.750%, 02/25/26	206,617	0.1
1,375,000		Reynolds American, Inc., 4.450%, 06/12/25	1,539,106	0.8
125,000		Stryker Corp., 2.625%, 03/15/21	129,352	0.1
300,000		Thermo Fisher Scientific, Inc., 3.000%, 04/15/23	305,956	0.2
225,000		UnitedHealth Group, Inc., 4.750%, 07/15/45	273,093	0.1
			12,914,953	6.4

		Energy: 2.3%
350,000		Anadarko Petroleum Corp., 3.450%, 07/15/24	342,849	0.2
400,000		Antero Resources Corp., 5.625%, 06/01/23	390,000	0.2
420,000		Apache Corp., 4.250%, 01/15/44	408,446	0.2
400,000	L	ConocoPhillips Co., 3.350%, 11/15/24	412,794	0.2
150,000		ConocoPhillips Co., 4.950%, 03/15/26	170,357	0.1
280,000		Devon Energy Corp., 4.750%, 05/15/42	251,988	0.1
125,000		Enbridge, Inc., 3.500%, 06/10/24	119,872	0.1
75,000		Energy Transfer Partners L.P., 4.750%, 01/15/26	77,560	0.0
550,000		Enterprise Products Operating L.P., 8.375%, 08/01/66	485,265	0.3

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
75,000		Enterprise Products Operating LLC, 7.034%, 01/15/68	79,050	0.1
50,000	L	Laredo Petroleum, Inc., 6.250%, 03/15/23	47,750	0.0
350,000		Occidental Petroleum Corp., 3.400%, 04/15/26	369,785	0.2
40,000		Petrobras Global Finance BV, 4.875%, 03/17/20	37,600	0.0
200,000		Petrobras Global Finance BV, 8.375%, 05/23/21	206,900	0.1
20,000		Petroleos de Venezuela SA, 5.375%, 04/12/27	7,024	0.0
250,000		Pioneer Natural Resources Co., 3.450%, 01/15/21	258,435	0.1
225,000		Western Gas Partners L.P., 3.950%, 06/01/25	215,360	0.1
425,000		Williams Partners L.P., 3.600%, 03/15/22	402,886	0.2
300,000		Williams Partners L.P., 3.900%, 01/15/25	273,290	0.1
			4,557,211	2.3

		Financial: 10.1%
200,000		American International Group, Inc., 3.750%, 07/10/25	204,317	0.1
375,000		American Campus Communities Operating Partnership L.P., 3.750%, 04/15/23	387,729	0.2
550,000		American Express Co., 6.800%, 09/01/66	550,687	0.3
125,000		American Tower Corp., 3.300%, 02/15/21	130,550	0.1
200,000		American Tower Corp., 3.400%, 02/15/19	208,396	0.1
450,000		Arch Capital Group US, Inc., 5.144%, 11/01/43	489,458	0.2
550,000		Banco Bilbao Vizcaya Argentaria SA, 3.000%, 10/20/20	560,774	0.3
400,000		Bank of America Corp., 4.000%, 04/01/24	427,811	0.2
275,000	L	Bank of America Corp., 6.500%, 10/29/49	293,219	0.1
325,000		Capital One Financial Corp., 4.200%, 10/29/25	334,914	0.2
250,000		Chubb Corp., 6.375%, 04/15/37	218,125	0.1
350,000		Citigroup, Inc., 5.875%, 12/29/49	336,437	0.2
350,000		Compass Bank, 5.500%, 04/01/20	377,581	0.2
200,000	#	Credit Suisse AG, 6.500%, 08/08/23	210,050	0.1
375,000		Crown Castle International Corp., 5.250%, 01/15/23	422,269	0.2
425,000		Discover Financial Services, 3.750%, 03/04/25	429,122	0.2
350,000		Education Realty Operating Partnership L.P., 4.600%, 12/01/24	360,041	0.2

See Accompanying Notes to Financial Statements

2

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
306,000	#	GE Capital International Funding Co., 4.418%, 11/15/35	343,952	0.2
500,000		ING Bank NV, 4.125%, 11/21/23	508,475	0.3
600,000	#	International Lease Finance Corp., 6.750%, 09/01/16	603,235	0.3
575,000		Intesa Sanpaolo SpA, 3.875%, 01/16/18	590,168	0.3
375,000	#	Intesa Sanpaolo SpA, 5.017%, 06/26/24	345,200	0.2
500,000		JPMorgan Chase & Co., 5.300%, 12/29/49	499,375	0.2
1,700,000		KFW, 1.125%, 08/06/18	1,710,933	0.8
775,000		Lloyds Bank PLC, 2.350%, 09/05/19	780,022	0.4
525,000		Lloyds Banking Group PLC, 4.650%, 03/24/26	532,919	0.3
225,000	#	Macquarie Bank Ltd., 6.625%, 04/07/21	260,401	0.1
250,000	#	Meiji Yasuda Life Insurance Co., 5.200%, 10/20/45	274,312	0.1
350,000		Mitsubishi UFJ Financial Group, Inc., 2.950%, 03/01/21	362,782	0.2
450,000	#	Mizuho Financial Group, Inc., 2.632%, 04/12/21	458,605	0.2
600,000		Morgan Stanley, 3.700%, 10/23/24	629,037	0.3
25,000		Morgan Stanley, 4.000%, 07/23/25	26,834	0.0
350,000		Morgan Stanley, 5.550%, 12/29/49	347,148	0.2
375,000	#	Nationwide Building Society, 3.900%, 07/21/25	401,591	0.2
200,000		Royal Bank of Scotland PLC, 9.500%, 03/16/22	208,472	0.1
500,000		Royal Bank of Scotland PLC, 9.500%, 03/16/22	521,181	0.3
300,000		Santander Bank NA, 2.000%, 01/12/18	299,942	0.1
450,000		Santander Holdings USA, Inc./PA, 2.650%, 04/17/20	444,798	0.2
1,025,000	#	Santander UK PLC, 5.000%, 11/07/23	1,055,646	0.5
150,000		Select Income REIT, 3.600%, 02/01/20	152,781	0.1
450,000	#	Sumitomo Mitsui Financial Group, Inc., 4.436%, 04/02/24	482,838	0.2
775,000		Synchrony Financial, 3.000%, 08/15/19	790,862	0.4
425,000		TD Ameritrade Holding Corp., 2.950%, 04/01/22	443,210	0.2
175,000	#	Teachers Insurance & Annuity Association of America, 4.900%, 09/15/44	194,892	0.1
225,000	#	UBS Group Funding Jersey Ltd., 3.000%, 04/15/21	229,768	0.1
300,000		Vereit Operating Partnership L.P., 3.000%, 02/06/19	301,875	0.2

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Financial: (continued)
	250,000		VEREIT Operating Partnership L.P., 4.125%, 06/01/21	261,250	0.1
	150,000		VEREIT Operating Partnership L.P., 4.875%, 06/01/26	154,313	0.1
	275,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.750%, 09/17/24	287,308	0.1
				20,445,605	10.1

			Industrial: 0.8%
	94,000		General Electric Capital Corp., 6.150%, 08/07/37	130,456	0.1
	600,000	#	Penske Truck Leasing Co. Lp / PTL Finance Corp., 3.375%, 02/01/22	612,701	0.3
	200,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/23	202,750	0.1
	250,000		Roper Technologies, Inc., 3.000%, 12/15/20	258,756	0.1
	375,000	#	Sealed Air Corp., 5.250%, 04/01/23	390,000	0.2
				1,594,663	0.8

			Technology: 1.4%
	425,000		Fidelity National Information Services, Inc., 3.625%, 10/15/20	449,646	0.2
	300,000		Fiserv, Inc., 2.700%, 06/01/20	310,894	0.2
	250,000	#	Hewlett Packard Enterprise Co., 4.900%, 10/15/25	261,803	0.1
	500,000		Intel Corp., 3.700%, 07/29/25	556,258	0.3
	400,000		Microsoft Corp., 3.125%, 11/03/25	428,777	0.2
	700,000	#	NXP BV / NXP Funding LLC, 4.625%, 06/01/23	714,000	0.3
	200,000		Oracle Corp., 2.500%, 05/15/22	204,530	0.1
				2,925,908	1.4

			Utilities: 0.3%
	250,000		Puget Sound Energy, Inc., 6.974%, 06/01/67	212,813	0.1
	400,000		Southern Co/The, 2.350%, 07/01/21	408,337	0.2
				621,150	0.3

		Total Corporate Bonds/Notes
		(Cost $57,870,212)		59,114,601	29.2

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.3%
	399,752		CHL Mortgage Pass-Through Trust 2005-25 A12, 5.500%, 11/25/35	370,520	0.2
EUR	470,538		CSEMC 15-1HWA, 2.750%, 04/20/20	498,997	0.3
	987,395		Fannie Mae REMIC Trust 2016-32 FB, 0.953%, 06/25/46	989,326	0.5

See Accompanying Notes to Financial Statements

3

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
650,000	# FREMF Mortgage Trust 2015-K44 B, 3.811%, 01/25/48	630,098	0.3
1,331,889	GS Mortgage Securities Trust 2007-GG10, 5.988%, 08/10/45	1,371,111	0.7
883,413	WaMu Mortgage Pass-Through Certificates Series 2006-AR9 Trust, 1.437%, 08/25/46	748,392	0.3

	Total Collateralized Mortgage Obligations
	(Cost $4,678,277)	4,608,444	2.3

MUNICIPAL BONDS: 1.1%
	California: 0.6%
400,000	East Bay Municipal Utility District Water System Revenue, 5.874%, 06/01/40	551,196	0.3
350,000	Bay Area Toll Authority, 7.043%, 04/01/50	549,983	0.3
		1,101,179	0.6

	Puerto Rico: 0.5%
100,000	Commonwealth of Puerto Rico, 6.000%, 07/01/39	65,472	0.0
450,000	± Commonwealth of Puerto Rico, 8.000%, 07/01/35	300,384	0.2
85,000	± Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.250%, 07/01/42	57,060	0.0
50,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.375%, 08/01/36	23,290	0.0
50,000	Puerto Rico Sales Tax Financing Corp., 5.250%, 08/01/41	23,279	0.0
1,000,000	Puerto Rico Sales Tax Financing Corp., 5.500%, 08/01/37	467,920	0.2
195,000	Puerto Rico Sales Tax Financing Corp., 5.000%, 08/01/43	90,297	0.1
150,000	Puerto Rico Sales Tax Financing Corp., 6.000%, 08/01/39	71,262	0.0
		1,098,964	0.5

	Total Municipal Bonds
	(Cost $2,222,479)	2,200,143	1.1

U.S. TREASURY OBLIGATIONS: 18.2%
		Treasury Inflation Indexed Protected Securities: 4.5%STRIP
3,208,624	0.125%, due 04/15/18	3,257,671	1.6
510,545	0.125%, due 04/15/19	521,567	0.3
777,420	0.125%, due 01/15/23	788,656	0.4
822,496	0.375%, due 07/15/23	851,616	0.4
302,679	0.375%, due 07/15/25	311,986	0.2
2,255,924	0.625%, due 01/15/24	2,364,712	1.2
70,486	0.625%, due 01/15/26	74,295	0.0

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
		Treasury Inflation Indexed Protected Securities: (continued)
668,640		2.500%, due 01/15/29	848,576	0.4
			9,019,079	4.5

		U.S. Treasury Bonds: 7.1%STRIP
200,000		2.000%, due 08/15/25	209,219	0.1
500,000		2.125%, due 05/15/25	528,467	0.3
150,000		2.250%, due 11/15/25	160,125	0.1
540,000		2.500%, due 05/15/46	563,372	0.3
800,000		2.875%, due 08/15/45	898,594	0.4
1,100,000		3.625%, due 08/15/43	1,420,654	0.7
7,560,000		3.625%, due 02/15/44	9,756,384	4.8
600,000		3.750%, due 11/15/43	792,410	0.4
			14,329,225	7.1

		U.S. Treasury Notes: 6.1%STRIP
4,000,000		0.625%, due 06/30/18	4,002,580	2.0
700,000		0.750%, due 12/31/17	701,968	0.3
2,100,000		0.750%, due 01/31/18	2,105,905	1.0
1,660,000		0.750%, due 02/28/18	1,664,734	0.8
1,320,000		0.875%, due 11/30/17	1,325,724	0.7
2,600,000		1.000%, due 12/31/17	2,616,656	1.3
			12,417,567	6.1

		U.S. Treasury STRIP: 0.5%STRIP
1,500,000	^	2.170%, due 08/15/36	974,116	0.5

	Total U.S. Treasury Obligations
	(Cost $35,138,959)		36,739,987	18.2

U.S. GOVERNMENT AGENCY OBLIGATIONS: 35.2%
		Federal Home Loan Bank: 1.2%STRIP
900,000		2.625%, due 09/12/25	962,656	0.5
1,300,000		2.875%, due 06/13/25	1,415,318	0.7
			2,377,974	1.2

		Federal Home Loan Mortgage Corporation: 9.3%##STRIP
8,000,000	W	4.000%, due 07/01/45	8,577,896	4.3
800,000		2.811%, due 01/25/25	851,168	0.4
3,000,000		3.062%, due 12/25/24	3,251,391	1.6
1,731,105		3.500%, due 04/01/43	1,829,298	0.9
986,540		3.500%, due 03/01/46	1,054,482	0.5
985,581		3.500%, due 03/01/46	1,041,644	0.5
990,325		3.500%, due 04/01/46	1,052,723	0.5
800,479		3.500%, due 05/01/46	851,051	0.4
123,729		4.000%, due 02/01/41	132,953	0.1
68,623		4.000%, due 02/01/41	73,782	0.0
605,504	^	5.608%, due 04/15/44	102,278	0.1
265,160	^	5.658%, due 07/15/39	46,569	0.0
			18,865,235	9.3

		Federal National Mortgage Association: 15.7%##STRIP
1,039,264		0.953%, due 06/25/46	1,042,230	0.5
7,000,000	W	3.000%, due 08/01/44	7,251,834	3.6
3,000,000	W	3.000%, due 07/01/45	3,113,554	1.5
975,681		3.500%, due 10/01/42	1,032,328	0.5
4,530,963		3.500%, due 01/01/46	4,786,198	2.4
4,558,611		3.500%, due 01/01/46	4,815,403	2.4
4,433,387		3.500%, due 01/01/46	4,683,125	2.3
448,753		3.500%, due 01/01/46	474,031	0.2
410,159		3.500%, due 01/01/46	433,264	0.2
113,006		3.500%, due 01/01/46	119,345	0.1
1,193,832		3.500%, due 05/01/46	1,269,982	0.6
1,000,000		3.500%, due 06/01/46	1,076,110	0.5
1,782,133	^	5.247%, due 11/25/45	281,269	0.1
425,351	^	5.247%, due 11/25/45	74,029	0.0
388,341	^	5.647%, due 09/25/43	70,279	0.0
467,724	^	5.647%, due 12/25/43	85,842	0.1

See Accompanying Notes to Financial Statements

4

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
905,374	^	5.697%, due 07/25/42	165,009	0.1
555,973	^	5.797%, due 01/25/45	103,241	0.1
824,555	^	5.797%, due 11/25/45	142,793	0.1
174,606		6.000%, due 09/01/35	199,509	0.1
71,440		6.000%, due 09/01/36	82,486	0.0
57,321		6.000%, due 12/01/36	65,508	0.0
137,454		6.000%, due 07/01/37	158,479	0.1
149,339		6.000%, due 08/01/38	172,196	0.1
496,797	^	6.097%, due 12/25/41	92,801	0.1
			31,790,845	15.7

		Government National Mortgage Association: 9.0%STRIP
4,411,245		4.000%, due 10/20/43	4,714,969	2.3
2,000,000	W	4.000%, due 07/01/44	2,137,969	1.1
4,321,094		4.000%, due 07/20/45	4,622,820	2.3
1,851,458		4.000%, due 08/20/45	1,980,702	1.0
1,000,000		4.000%, due 09/20/45	1,069,836	0.5
965,292		4.000%, due 12/20/45	1,033,458	0.5
1,185,153		4.000%, due 03/20/46	1,271,309	0.6
614,719	^	5.152%, due 09/20/44	91,500	0.1
889,620	^	5.202%, due 01/20/46	139,901	0.1
1,382,518	^	5.262%, due 08/20/45	198,075	0.1
348,341	^	5.302%, due 03/20/40	52,738	0.0
126,110	^	5.652%, due 09/20/43	20,702	0.0
1,308,722	^	5.652%, due 10/20/43	177,069	0.1
832,488	^	5.652%, due 11/20/43	137,558	0.1
139,272	^	5.652%, due 03/20/44	23,510	0.0
379,028	^	5.702%, due 06/20/43	60,973	0.0
412,070	^	5.752%, due 09/20/45	64,721	0.0
421,463	^	5.752%, due 11/20/45	66,311	0.0
577,906	^	5.802%, due 02/20/40	95,646	0.1
226,778	^	5.802%, due 12/20/42	36,268	0.0
875,856	^	5.802%, due 08/20/45	136,958	0.1
			18,132,993	9.0

	Total U.S. Government Agency Obligations
	(Cost $70,153,469)		71,167,047	35.2

ASSET-BACKED SECURITIES: 10.5%
		Other Asset-Backed Securities: 10.5%
250,000	#	B&M CLO 2014-1 Ltd., 2.583%, 04/16/26	239,632	0.1
318,695	#	Bank of America Student Loan Trust 2010-1 A, 1.438%, 02/25/43	311,833	0.2
48,104	#	Bayview Opportunity Master Fund IIIb RPL Trust 2015-3 A1, 3.623%, 04/28/30	48,025	0.0
1,600,000	#	Crown Point CLO III Ltd. 2015-3A ACOM, 2.158%, 12/31/27	1,567,680	0.8
774,658	#	Edsouth Indenture No 9 LLC 2015-1 A, 1.253%, 10/25/56	744,191	0.4
650,000	#	Greywolf CLO V Ltd. 2015-1A A1, 2.238%, 04/25/27	647,595	0.3
800,000	#	Halcyon Loan Advisors Funding 2015-1A A Ltd., 2.084%, 04/20/27	785,427	0.4
1,050,000	#	Halcyon Loan Advisors Funding 2015-2A A Ltd., 2.028%, 07/25/27	1,011,569	0.5
1,583,955	#	ICG US CLO 2014-1 Ltd., 1.784%, 04/20/26	1,550,355	0.8

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
1,200,000	#	OFSI Fund VI Ltd. 2014-6A ACOM, 1.508%, 03/20/25	1,162,560	0.6
2,550,000	#	OFSI Fund VII Ltd. 2014-7A ACOM, 1.784%, 10/18/26	2,495,430	1.2
227,273	#	Regatta IV Funding Ltd. 2014-1A B, 2.648%, 07/25/26	222,287	0.1
364,628	#	Scholar Funding Trust 2010-A A, 1.384%, 10/28/41	346,249	0.2
732,056	#	SLM Student Loan Trust 2003-1 A5A, 0.763%, 12/15/32	659,465	0.3
857,715		SLM Student Loan Trust 2005-4 A3, 0.758%, 01/25/27	818,682	0.4
500,000		SLM Student Loan Trust 2007-1 A5, 0.728%, 01/26/26	485,739	0.2
750,000		SLM Student Loan Trust 2007-2 A4, 0.698%, 07/25/22	703,766	0.4
202,694		SLM Student Loan Trust 2008-2 A3, 1.388%, 04/25/23	195,326	0.1
550,000		SLM Student Loan Trust 2008-4 A4, 2.288%, 07/25/22	550,759	0.3
431,569		SLM Student Loan Trust 2008-5 A4, 2.338%, 07/25/23	432,053	0.2
1,650,000	#	Sound Point CLO VIII Ltd. 2015-1A A, 2.158%, 04/15/27	1,633,675	0.8
300,000	#	Sound Point CLO VIII Ltd. 2015-1A B, 2.678%, 04/15/27	289,805	0.1
900,000	#	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2015-T2, 2.620%, 01/15/47	901,375	0.4
1,000,000	#	Trinitas CLO II Ltd. 2014-2A ACOM, 0.000%, 07/15/26	961,500	0.5
1,000,000	#	Trinitas CLO Ltd. 2015-3A A2, 2.138%, 07/15/27	982,654	0.5
553,154		Wells Fargo Home Equity Asset-Backed Securities 2007-2 Trust A3, 0.683%, 04/25/37	474,423	0.2
1,100,000	#	Z Capital Credit Partners CLO 2015-1A ACOM Ltd., 1.737%, 07/16/27	1,071,620	0.5

	Total Asset-Backed Securities
	(Cost $21,438,814)		21,293,675	10.5

FOREIGN GOVERNMENT BONDS: 5.1%
300,000		Brazil Minas SPE via State of Minas Gerais, 5.333%, 02/15/28	269,250	0.1

See Accompanying Notes to Financial Statements

5

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
BRL	518,000		Brazil Notas do Tesouro Nacional Serie B, 6.000%, 08/15/50	477,105	0.2
EUR	1,283,030		Italy Buoni Poliennali Del Tesoro, 2.350%, 09/15/19	1,549,076	0.8
	520,000		Colombia Government International Bond, 4.000%, 02/26/24	544,700	0.3
	160,000		Dominican Republic International Bond, 5.500%, 01/27/25	163,600	0.1
	340,000	#	Dominican Republic International Bond, 5.500%, 01/27/25	347,650	0.2
	200,000		Indonesia Government International Bond, 4.125%, 01/15/25	208,792	0.1
	400,000	L	Indonesia Government International Bond, 5.375%, 10/17/23	451,621	0.2
	1,039,000		Israel Government AID Bond, 5.500%, 12/04/23	1,309,211	0.7
	1,375,000		Israel Government AID Bond, 5.500%, 09/18/23	1,740,419	0.9
EUR	281,154	#	Italy Buoni Poliennali Del Tesoro, 2.350%, 09/15/24	358,846	0.2
MXN	4,040,400		Mexican Bonos, 7.750%, 11/23/34	253,599	0.1
	640,000		Mexico Government International Bond, 4.600%, 01/23/46	677,600	0.3
	150,000		Mexico Government International Bond, 4.750%, 03/08/44	162,000	0.1
	180,000		Petroleos de Venezuela SA, 6.000%, 11/15/26	63,216	0.0
	150,000		Petroleos de Venezuela SA, 6.000%, 05/16/24	53,423	0.0
	60,000		Petroleos de Venezuela SA, 9.000%, 11/17/21	25,935	0.0
EUR	1,100,561	#	Spain Government Inflation Linked Bond, 0.550%, 11/30/19	1,261,599	0.6
	310,000		Venezuela Government International Bond, 6.000%, 12/09/20	127,488	0.1
	20,000		Venezuela Government International Bond, 7.000%, 12/01/18	10,100	0.0
	10,000		Venezuela Government International Bond, 7.650%, 04/21/25	4,125	0.0
	200,000		Venezuela Government International Bond, 7.750%, 10/13/19	90,500	0.1
	110,000		Venezuela Government International Bond, 8.250%, 10/13/24	46,475	0.0
	70,000		Venezuela Government International Bond, 9.250%, 05/07/28	30,362	0.0
	10,000		Venezuela Government International Bond, 9.000%, 05/07/23	4,312	0.0
	30,000		Venezuela Government International Bond, 11.750%, 10/21/26	14,400	0.0
Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
70,000	Venezuela Government International Bond, 11.950%, 08/05/31	33,250	0.0
30,000	Venezuela Government International Bond, 12.750%, 08/23/22	15,300	0.0

	Total Foreign Government Bonds
	(Cost $9,991,533)	10,293,954	5.1

	Total Long-Term Investments
	(Cost $201,493,743)	205,417,851	101.6

SHORT-TERM INVESTMENTS: 6.6%
		Securities Lending Collateralcc: 0.6%
1,000,000	Royal Bank of Canada, Repurchase Agreement dated 06/30/16, 0.38%, due 07/01/16 (Repurchase Amount $1,000,010, collateralized by various U.S. Government Securities, 0.000%-8.750%, Market Value plus accrued interest $1,020,000, due 08/18/16-09/09/49)	1,000,000	0.5
232,881	Royal Bank of Scotland PLC, Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $232,884, collateralized by various U.S. Government Securities, 0.084%-3.375%, Market Value plus accrued interest $237,540, due 01/31/17-08/15/44)	232,881	0.1
		1,232,881	0.6

Shares		Value	Percentage of Net Assets
		Mutual Funds: 6.0%
12,016,288	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††
	(Cost $12,016,288)	12,016,288	6.0

	Total Short-Term Investments
	(Cost $13,249,169)	13,249,169	6.6

	Total Investments in Securities (Cost $214,742,912)	$218,667,020	108.2
	Liabilities in Excess of Other Assets	(16,499,605)	(8.2)
	Net Assets	$202,167,415	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.

See Accompanying Notes to Financial Statements

6

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
STRIP	Separate Trading of Registered Interest and Principal of Securities
cc	Represents securities purchased with cash collateral received for securities on loan.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.
±	Defaulted security
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

BRL	Brazilian Real
EUR	EU Euro
MXN	Mexican Peso

Cost for federal income tax purposes is $214,763,840.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$5,007,026
Gross Unrealized Depreciation	(1,103,846)

Net Unrealized Appreciation	$3,903,180

See Accompanying Notes to Financial Statements

7

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities By Closed-End Management Investment Company and Affiliated Purchases.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

N.A.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Variable Insurance Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: September 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: September 7, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 7, 2016